UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
12/31/15 (Unaudited)

COMMON STOCKS (64.0%)(a)
			Shares	Value

Banking (5.3%)

Access National Corp.			8,583	$175,608

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)			19,103	495,341

Banco Santander SA (Spain)			180,990	888,576

Bank Hapoalim BM (Israel)			154,875	799,879

Bank of America Corp.			1,259,900	21,204,070

Bank of Ireland (Ireland)(NON)			1,655,559	606,760

Bank of New York Mellon Corp. (The)			206,200	8,499,564

Bank of Queensland, Ltd. (Australia)			45,656	459,986

Barclays PLC (United Kingdom)			185,650	600,889

BNP Paribas SA/New York, NY (France)			60,007	3,396,636

BofI Holding, Inc.(NON)(S)			20,147	424,094

Cardinal Financial Corp.			16,526	375,967

China Construction Bank Corp. (China)			2,517,000	1,708,727

Citizens & Northern Corp.			10,684	224,364

Credicorp, Ltd. (Peru)			1,259	122,526

Credit Agricole SA (France)			114,429	1,348,050

Credit Suisse Group AG (Switzerland)			48,467	1,047,534

Customers Bancorp, Inc.(NON)			22,173	603,549

Danske Bank A/S (Denmark)			7,446	198,926

DNB ASA (Norway)			11,204	137,886

Dubai Islamic Bank PJSC (United Arab Emirates)			527,863	882,891

East West Bancorp, Inc.			5,981	248,570

Farmers Capital Bank Corp.(NON)			7,741	209,859

FCB Financial Holdings, Inc. Class A(NON)			16,296	583,234

Financial Institutions, Inc.			11,036	309,008

First BanCorp. (Puerto Rico)(NON)			153,797	499,840

First Community Bancshares, Inc.			10,422	194,162

First NBC Bank Holding Co.(NON)(S)			11,831	442,361

FirstMerit Corp.			12,983	242,133

Flushing Financial Corp.			10,937	236,677

Grupo Financiero Banorte SAB de CV (Mexico)			296,542	1,631,157

Hanmi Financial Corp.			21,882	519,041

Heartland Financial USA, Inc.			7,401	232,095

Horizon Bancorp			8,321	232,655

ING Groep NV GDR (Netherlands)			83,252	1,120,659

JPMorgan Chase & Co.			370,577	24,469,199

Lloyds Banking Group PLC (United Kingdom)			167,193	179,953

MainSource Financial Group, Inc.			16,429	375,896

Meta Financial Group, Inc.			6,059	278,290

Metro Bank PLC (acquired 1/15/14, cost $189,830) (Private) (United Kingdom)(F)(RES)(NON)			8,918	273,785

Mizuho Financial Group, Inc. (Japan)			1,744,900	3,483,229

Opus Bank			9,761	360,864

Pacific Premier Bancorp, Inc.(NON)			10,344	219,810

PacWest Bancorp			4,406	189,899

Peoples Bancorp, Inc.			10,193	192,036

Permanent TSB Group Holdings PLC (Ireland)(NON)			144,509	721,639

Popular, Inc. (Puerto Rico)			61,544	1,744,157

Regions Financial Corp.			518,800	4,980,480

Renasant Corp.			9,225	317,432

Republic Bancorp, Inc. Class A			6,628	175,045

Resona Holdings, Inc. (Japan)			502,500	2,439,065

Shinsei Bank, Ltd. (Japan)			292,000	537,149

Skandinaviska Enskilda Banken AB (Sweden)			19,250	201,268

Societe Generale SA (France)			34,094	1,572,670

State Street Corp.			199,100	13,212,276

Sumitomo Mitsui Financial Group, Inc. (Japan)			93,000	3,508,173

Talmer Bancorp, Inc. Class A			18,200	329,602

United Community Banks, Inc.			10,992	214,234

Virgin Money Holdings UK PLC (United Kingdom)			109,693	615,055

Wells Fargo & Co.			104,282	5,668,770

Woori Bank (South Korea)			28,342	212,172

YES Bank, Ltd. (India)			63,912	696,122

				118,071,544
Basic materials (2.9%)

Aceto Corp.			7,573	204,320

Agrihold ASA (Norway)			6,488	279,441

Akzo Nobel NV (Netherlands)			9,446	630,931

Amcor, Ltd. (Australia)			111,804	1,087,747

American Vanguard Corp.			30,274	424,139

Andersons, Inc. (The)			6,782	214,515

ArcelorMittal SA (France)			77,460	323,658

Asahi Kasei Corp. (Japan)			48,000	324,865

BASF SE (Germany)			45,728	3,495,895

Beacon Roofing Supply, Inc.(NON)			12,584	518,209

Braskem SA Class A (Preference) (Brazil)			165,500	1,155,415

Cabot Corp.			5,167	211,227

Cambrex Corp.(NON)			10,385	489,030

Catcher Technology Co., Ltd. (Taiwan)			113,000	946,119

CF Industries Holdings, Inc.			6,100	248,941

Chicago Bridge & Iron Co. NV(S)			9,916	386,625

China State Construction International Holdings, Ltd. (China)			570,000	985,700

Compagnie De Saint-Gobain (France)			4,429	190,529

Continental Building Products, Inc.(NON)			27,577	481,494

CRH PLC (Ireland)			6,359	183,808

Domtar Corp. (Canada)			9,289	343,229

Dow Chemical Co. (The)			7,300	375,804

EMS-Chemie Holding AG (Switzerland)			2,303	1,008,424

EVA Precision Industrial Holdings, Ltd. (China)			5,586,000	987,454

Evonik Industries AG (Germany)			24,843	824,394

Fortescue Metals Group, Ltd. (Australia)(S)			509,984	687,845

Glencore PLC (United Kingdom)			477,770	635,707

Graphic Packaging Holding Co.			146,500	1,879,595

Incitec Pivot, Ltd. (Australia)			253,062	723,592

Innophos Holdings, Inc.			6,097	176,691

Innospec, Inc.			7,871	427,474

IRB Infrastructure Developers, Ltd. (India)			179,315	655,248

KapStone Paper and Packaging Corp.			19,121	431,943

Kraton Performance Polymers, Inc.(NON)			7,922	131,584

Kuraray Co., Ltd. (Japan)			41,900	506,661

LG Chemical, Ltd. (South Korea)			4,679	1,292,310

LG Hausys, Ltd. (South Korea)			6,326	783,942

Lotte Chemical Corp. (South Korea)			2,937	599,959

LSB Industries, Inc.(NON)			12,011	87,080

LyondellBasell Industries NV Class A			93,698	8,142,356

Minerals Technologies, Inc.			8,474	388,618

Mitsubishi Gas Chemical Co., Inc. (Japan)			57,000	291,228

Mitsubishi Materials Corp. (Japan)			299,000	940,396

Mondi PLC (South Africa)			24,206	472,073

Mota-Engil SGPS SA (Portugal)(S)			348,316	727,188

Newcrest Mining, Ltd. (Australia)(NON)			90,402	854,577

Nippon Steel & Sumitomo Metal Corp. (Japan)			22,100	437,600

Nitto Denko Corp. (Japan)			15,500	1,130,644

NN, Inc.			21,623	344,671

Orion Engineered Carbons SA (Luxembourg)			18,821	237,145

Patrick Industries, Inc.(NON)			13,986	608,391

PhosAgro OAO GDR (Russia)			45,447	583,291

Promotora y Operadora de Infraestructura SAB de CV (Mexico)(NON)			69,955	823,654

Rio Tinto PLC (United Kingdom)			44,221	1,288,717

Royal Boskalis Westminster NV (Netherlands)			15,922	648,620

Sealed Air Corp.			89,500	3,991,700

Sherwin-Williams Co. (The)			37,500	9,735,000

Siam Cement PCL (The) NVDR (Thailand)			68,900	875,839

Smurfit Kappa Group PLC (Ireland)			7,340	187,325

Sumitomo Metal Mining Co., Ltd. (Japan)			71,000	858,156

Suzano Papel e Celulose SA Ser. A (Preference) (Brazil)			181,101	855,552

ThyssenKrupp AG (Germany)			49,042	972,557

Total Bangun Persada Tbk PT (Indonesia)			9,363,600	414,541

Trex Co., Inc.(NON)			2,993	113,854

UPM-Kymmene OYJ (Finland)			73,626	1,363,611

US Concrete, Inc.(NON)			7,630	401,796

voestalpine AG (Austria)			15,006	459,252

Weyerhaeuser Co.(R)			21,700	650,566

				64,140,462
Capital goods (4.1%)

ABB, Ltd. (Switzerland)			60,734	1,078,031

ACS Actividades de Construccion y Servicios SA (Spain)			28,283	823,988

AGCO Corp.			44,500	2,019,855

Airbus Group SE (France)			14,419	968,142

Allison Transmission Holdings, Inc.			172,200	4,458,258

Altra Industrial Motion Corp.			12,335	309,362

American Axle & Manufacturing Holdings, Inc.(NON)			23,376	442,741

Argan, Inc.			14,638	474,271

Avery Dennison Corp.			29,500	1,848,470

AZZ, Inc.			4,732	262,957

BAE Systems PLC (United Kingdom)			63,154	464,799

Bharat Electronics, Ltd. (India)			42,400	874,743

Boer Power Holdings, Ltd. (China)(S)			624,000	1,120,616

Bombardier, Inc. Class B (Canada)(NON)			81,900	79,313

Carlisle Cos., Inc.			12,900	1,144,101

Chase Corp.			3,996	162,757

Cooper-Standard Holding, Inc.(NON)			7,053	547,242

Crown Holdings, Inc.(NON)			146,600	7,432,620

Cubic Corp.			12,907	609,856

dorma + kaba Holding AG Class B (Switzerland)			659	447,128

Douglas Dynamics, Inc.			6,252	131,730

Embraer SA ADR (Brazil)			5,600	165,424

Fabrinet (Thailand)(NON)			43,264	1,030,548

General Dynamics Corp.			99,900	13,722,264

Greenbrier Cos., Inc. (The)(S)			7,617	248,467

Hyster-Yale Materials Handling, Inc.			3,241	169,990

IDEX Corp.			36,700	2,811,587

Ingersoll-Rand PLC			49,300	2,725,797

JTEKT Corp (Japan)			26,800	438,628

Kadant, Inc.			9,193	373,328

KBR, Inc.			162,600	2,751,192

Leggett & Platt, Inc.			49,700	2,088,394

MasTec, Inc.(NON)			40,498	703,855

Matrix Service Co.(NON)			21,073	432,839

Miller Industries, Inc.			10,774	234,658

Mitsubishi Electric Corp. (Japan)			175,000	1,834,791

Mobileye NV (Israel)(NON)(S)			4,700	198,716

MSA Safety, Inc.			3,872	168,316

Northrop Grumman Corp.			70,900	13,386,629

Orbital ATK, Inc.			13,849	1,237,270

OSRAM Licht AG (Germany)			17,308	728,280

Roper Technologies, Inc.			51,300	9,736,227

S&T Motiv Co., Ltd. (South Korea)			10,909	795,233

Safran SA (France)			9,993	684,386

Samchuly Bicycle Co., Ltd. (South Korea)			22,006	321,547

Sandvik AB (Sweden)			25,233	218,548

Sound Global, Ltd. (China)(F)(NON)(S)			1,133,000	820,086

Spirit AeroSystems Holdings, Inc. Class A(NON)			45,000	2,253,150

Standex International Corp.			4,522	376,004

Stoneridge, Inc.(NON)			24,027	355,600

Tetra Tech, Inc.			25,213	656,042

Thales SA (France)			3,131	234,611

Trinseo SA(NON)(S)			28,930	815,826

Vinci SA (France)			33,343	2,138,257

Wabash National Corp.(NON)(S)			42,925	507,803

WorleyParsons, Ltd. (Australia)			55,997	186,319

				91,251,592
Communication services (2.5%)

BCE, Inc. (Canada)			4,600	177,723

Bharti Infratel, Ltd. (India)			197,295	1,271,259

BT Group PLC (United Kingdom)			305,057	2,108,313

CalAmp Corp.(NON)			20,463	407,828

Cellnex Telecom SAU 144A (Spain)			14,916	278,100

China Mobile, Ltd. (China)			314,500	3,524,739

Cincinnati Bell, Inc.(NON)			108,640	391,104

Cogent Communications Holdings, Inc.			9,526	330,457

Com Hem Holding AB (Sweden)			65,470	591,687

Deutsche Telekom AG (Germany)			96,552	1,746,992

Frontier Communications Corp.			68,880	321,670

IDT Corp. Class B			9,608	112,029

Inteliquent, Inc.			19,000	337,630

InterXion Holding NV (Netherlands)(NON)			4,700	141,705

Iridium Communications, Inc.(NON)(S)			24,074	202,462

Juniper Networks, Inc.			300,500	8,293,800

KDDI Corp. (Japan)			75,300	1,949,289

Liberty Global PLC Ser. C (United Kingdom)(NON)			5,900	240,543

NeuStar, Inc. Class A(NON)(S)			10,160	243,535

Nippon Telegraph & Telephone Corp. (Japan)			46,100	1,830,254

NTT DoCoMo, Inc. (Japan)			80,700	1,653,991

Numericable-SFR (France)			10,055	365,077

Orange SA (France)			113,472	1,903,645

Quebecor, Inc. Class B (Canada)			10,200	249,748

SBA Communications Corp. Class A(NON)			56,100	5,894,427

ShoreTel, Inc.(NON)			26,019	230,268

Sky PLC (United Kingdom)			162,608	2,660,420

Spark New Zealand, Ltd. (New Zealand)			110,561	249,192

Spok Holdings, Inc.			12,504	229,073

Telecom Italia SpA RSP (Italy)			706,758	722,891

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			2,949,000	662,188

Telenor ASA (Norway)			47,014	782,136

Telstra Corp., Ltd. (Australia)			320,343	1,299,801

Ubiquiti Networks, Inc.(NON)(S)			4,577	145,045

Verizon Communications, Inc.			255,715	11,819,147

Vodafone Group PLC (United Kingdom)			425,110	1,375,029

				54,743,197
Conglomerates (0.1%)

Mitsubishi Corp. (Japan)			24,700	410,352

Orkla ASA (Norway)			35,486	280,052

Siemens AG (Germany)			15,144	1,469,287

Tyco International PLC			7,300	232,797

				2,392,488
Consumer cyclicals (9.8%)

Accor SA (France)			2,670	115,170

Adecco SA (Switzerland)			22,857	1,569,448

Amazon.com, Inc.(NON)			10,300	6,961,667

Aristocrat Leisure, Ltd. (Australia)			98,753	729,820

Ascena Retail Group, Inc.(NON)			27,773	273,564

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			10,531	111,606

Basso Industry Corp. (Taiwan)			527,000	998,179

BGF retail Co., Ltd. (South Korea)			8,518	1,235,018

Big Lots, Inc.			7,292	281,034

Brunswick Corp.			8,096	408,929

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)			12,673	549,248

Caleres, Inc.			14,860	398,545

CAR, Inc. (China)(NON)			617,000	1,019,676

Carmike Cinemas, Inc.(NON)			17,839	409,227

Carter's, Inc.			49,000	4,362,470

CEB, Inc.			2,769	169,989

Cedar Fair LP			7,491	418,297

Central Plaza Hotel PCL (Thailand)			503,500	615,645

Children's Place, Inc. (The)			5,421	299,239

Cie Generale des Etablissements Michelin (France)			18,747	1,779,986

CJ E&M Corp. (South Korea)(NON)			9,024	615,300

Coach, Inc.			10,088	330,180

Compass Group PLC (United Kingdom)			45,520	787,851

Conn's, Inc.(NON)(S)			10,878	255,307

Continental AG (Germany)			12,305	2,986,615

Cooper Tire & Rubber Co.			14,584	552,004

Coway Co., Ltd. (South Korea)			10,728	765,192

Ctrip.com International, Ltd. ADR (China)(NON)(S)			18,402	852,565

Cyfrowy Polsat SA (Poland)(NON)			135,034	716,774

Dai Nippon Printing Co., Ltd. (Japan)			253,000	2,501,240

Daimler AG (Registered Shares) (Germany)			4,209	351,326

Dalata Hotel Group PLC (Ireland)(NON)			60,214	361,045

Deluxe Corp.			14,922	813,846

Discovery Communications, Inc. Class A(NON)(S)			463,202	12,358,229

DSW, Inc. Class A			11,920	284,411

Ennis, Inc.			13,228	254,639

Equifax, Inc.			27,600	3,073,812

Ethan Allen Interiors, Inc.			15,978	444,508

Everi Holdings, Inc.(NON)			30,098	132,130

Express, Inc.(NON)(S)			22,771	393,483

Fiat Chrysler Automobiles NV (United Kingdom)(NON)			99,431	1,369,129

Flight Centre Travel Group, Ltd. (Australia)			28,316	816,006

Fuji Heavy Industries, Ltd. (Japan)			66,700	2,741,927

G&K Services, Inc. Class A			5,745	361,361

Galaxy Entertainment Group, Ltd. (Hong Kong)			78,000	243,199

GNC Holdings, Inc. Class A			10,085	312,837

Gray Television, Inc.(NON)			38,960	635,048

Harvey Norman Holdings, Ltd. (Australia)			278,615	841,977

Heartland Payment Systems, Inc.			3,643	345,429

Hilton Worldwide Holdings, Inc.			366,400	7,840,960

Home Depot, Inc. (The)			177,881	23,524,762

Hyundai Greenfood Co., Ltd. (South Korea)			5,384	577,519

Industria de Diseno Textil SA (Inditex) (Spain)			36,846	1,264,417

Industrivarden AB Class A (Sweden)			70,380	1,312,821

ITV PLC (United Kingdom)			758,489	3,090,616

KAR Auction Services, Inc.			68,408	2,533,148

Kia Motors Corp. (South Korea)			28,108	1,252,096

Kimberly-Clark Corp.			89,200	11,355,160

Kingfisher PLC (United Kingdom)			460,752	2,231,023

Lagardere SCA (France)			58,040	1,726,870

Landauer, Inc.			11,296	371,864

Lear Corp.			50,600	6,215,198

Liberty Interactive Corp. Class A(NON)			119,900	3,275,668

Liberty Media Corp. Class A(NON)			52,000	2,041,000

LifeLock, Inc.(NON)(S)			10,199	146,356

Lions Gate Entertainment Corp.			16,920	548,039

Live Nation Entertainment, Inc.(NON)			16,022	393,661

LIXIL Group Corp. (Japan)			20,400	452,756

Lowe's Cos., Inc.			181,427	13,795,709

Luxottica Group SpA (Italy)			6,606	430,641

Macy's, Inc.			88,603	3,099,333

Malibu Boats, Inc. Class A(NON)			20,092	328,906

Marcus Corp. (The)			12,773	242,304

Marks & Spencer Group PLC (United Kingdom)			235,050	1,561,986

Marriott Vacations Worldwide Corp.			5,552	316,186

Mazda Motor Corp. (Japan)			58,600	1,205,509

MCBC Holdings, Inc.(NON)			17,308	237,120

Mediaset SpA (Italy)			61,532	254,836

Men's Wearhouse, Inc. (The)			10,350	151,938

Modetour Network, Inc. (South Korea)			25,174	717,286

Naspers, Ltd. Class N (South Africa)			16,313	2,230,399

National CineMedia, Inc.			27,068	425,238

News Corp. Class A			104,500	1,396,120

Nexstar Broadcasting Group, Inc. Class A			4,451	261,274

Next PLC (United Kingdom)			3,509	376,162

NIKE, Inc. Class B			220,600	13,787,500

Nintendo Co., Ltd. (Japan)			3,600	495,583

Nippon Television Holdings, Inc. (Japan)			16,500	300,284

Nissan Motor Co., Ltd. (Japan)			50,900	533,068

Oxford Industries, Inc.			4,568	291,530

Panasonic Corp. (Japan)			60,100	609,949

Penn National Gaming, Inc.(NON)			20,758	332,543

Peugeot SA (France)(NON)			64,853	1,137,121

PGT, Inc.(NON)			57,078	650,118

Pitney Bowes, Inc.			13,369	276,070

Poya International Co., Ltd. (Taiwan)			93,000	858,660

ProSiebenSat.1 Media SE (Germany)			9,860	498,758

Publicis Groupe SA (France)			7,318	485,362

Puregold Price Club, Inc. (Philippines)			790,500	582,319

RE/MAX Holdings, Inc. Class A			16,432	612,914

Regal Entertainment Group Class A(S)			27,061	510,641

Scotts Miracle-Gro Co. (The) Class A			9,008	581,106

Securitas AB Class B (Sweden)			82,804	1,261,292

Sequential Brands Group, Inc.(NON)(S)			14,143	111,871

ServiceMaster Global Holdings, Inc.(NON)			36,700	1,440,108

Shimamura Co., Ltd. (Japan)			5,300	619,463

Sirius XM Holdings, Inc.(NON)(S)			1,289,800	5,249,486

Six Flags Entertainment Corp.(S)			34,600	1,900,924

SJM Holdings, Ltd. (Hong Kong)			519,000	368,863

Smith & Wesson Holding Corp.(NON)			31,666	696,019

Sohgo Security Services Co., Ltd. (Japan)			6,600	308,865

Sony Corp. (Japan)			13,600	333,178

Sports Direct International PLC (United Kingdom)(NON)			30,608	259,517

Steven Madden, Ltd.(NON)(S)			5,072	153,276

Suzuki Motor Corp. (Japan)			9,100	276,262

TABCORP Holdings, Ltd. (Australia)			69,535	237,124

Taiwan Paiho, Ltd. (Taiwan)			371,000	817,329

Tata Motors, Ltd. (India)(NON)			227,842	1,339,813

Taylor Wimpey PLC (United Kingdom)			288,998	862,996

Thor Industries, Inc.			11,900	668,185

TiVo, Inc.(NON)			29,300	252,859

Top Glove Corp. Bhd (Malaysia)			372,400	1,177,551

Toppan Printing Co., Ltd. (Japan)			126,000	1,160,195

Toyota Industries Corp. (Japan)			5,800	309,963

Toyota Motor Corp. (Japan)			14,900	914,563

Truworths International, Ltd. (South Africa)			88,058	517,952

TUI AG (London Exchange) (Germany)			36,534	648,163

Tumi Holdings, Inc.(NON)			10,874	180,835

Valeo SA (France)			7,122	1,099,529

Verisk Analytics, Inc. Class A(NON)			34,300	2,636,984

Viacom, Inc. Class B			116,900	4,811,604

Vista Outdoor, Inc.(NON)			3,700	164,687

Visteon Corp.(NON)			5,143	588,874

Welspun India, Ltd. (India)			40,017	549,286

Wolters Kluwer NV (Netherlands)			28,665	960,442

Wolverine World Wide, Inc.			14,370	240,123

WPP PLC (United Kingdom)			42,574	979,956

Wyndham Worldwide Corp.			37,147	2,698,730

Yamaha Motor Co., Ltd. (Japan)			32,200	721,563

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			89,500	304,059

Zee Entertainment Enterprises, Ltd. (India)			150,317	989,813

				217,744,836
Consumer finance (0.1%)

Cardtronics, Inc.(NON)			10,608	356,959

Encore Capital Group, Inc.(NON)(S)			6,977	202,891

Federal Agricultural Mortgage Corp. Class C			7,731	244,068

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			260,400	1,341,418

Nelnet, Inc. Class A			12,397	416,167

PRA Group, Inc.(NON)(S)			6,109	211,921

Worldpay Group PLC (United Kingdom)(NON)			100,086	453,810

				3,227,234
Consumer staples (5.6%)

Altria Group, Inc.			39,600	2,305,116

Amorepacific Group (South Korea)			7,771	969,166

Anheuser-Busch InBev SA/NV (Belgium)			11,005	1,359,393

Anheuser-Busch InBev SA/NV ADR (Belgium)			6,800	850,000

Ashtead Group PLC (United Kingdom)			43,649	718,227

Associated British Foods PLC (United Kingdom)			13,087	644,184

Avis Budget Group, Inc.(NON)(S)			12,862	466,762

Avon Products, Inc.			20,442	82,790

Barrett Business Services, Inc.			2,958	128,791

Barry Callebaut AG (Switzerland)(NON)			446	486,420

Bright Horizons Family Solutions, Inc.(NON)			5,079	339,277

Brinker International, Inc.			9,506	455,813

British American Tobacco PLC (United Kingdom)			21,622	1,200,865

Bunge, Ltd.			146,700	10,016,676

Cal-Maine Foods, Inc.(S)			7,570	350,794

Coca-Cola Amatil, Ltd. (Australia)			158,615	1,069,021

Coca-Cola Enterprises, Inc.			71,800	3,535,432

Colgate-Palmolive Co.			23,400	1,558,908

ConAgra Foods, Inc.			108,700	4,582,792

Coty, Inc. Class A			31,616	810,318

CVS Health Corp.			177,638	17,367,667

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)			20	133,875

Dr. Pepper Snapple Group, Inc.			122,600	11,426,320

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Farmer Bros. Co.(NON)			5,320	171,676

Fomento Economico Mexicano, SAB de CV ADR (Mexico)			7,800	720,330

Geo Group, Inc. (The)(R)			39,457	1,140,702

Global Fashion Holding SA (acquired 8/2/13, cost $43,833) (Private) (Brazil)(F)(RES)(NON)			1,036	26,242

Grand Canyon Education, Inc.(NON)			11,900	477,428

Grape King Bio, Ltd. (Taiwan)			186,000	1,030,773

Gruma SAB de CV Class B (Mexico)			124,497	1,751,605

Henkel AG & Co. KGaA (Preference) (Germany)			5,391	600,946

Imperial Tobacco Group PLC (United Kingdom)			34,906	1,835,900

ITOCHU Corp. (Japan)			77,400	912,396

ITT Educational Services, Inc.(NON)			6,780	25,289

J Sainsbury PLC (United Kingdom)			226,956	864,833

Japan Tobacco, Inc. (Japan)			38,300	1,406,267

JD.com, Inc. ADR (China)(NON)			26,773	863,831

John B. Sanfilippo & Son, Inc.			13,414	724,758

Kao Corp. (Japan)			41,600	2,134,762

Kerry Group PLC Class A (Ireland)			12,919	1,069,109

Kforce, Inc.			18,452	466,467

Koninklijke Ahold NV (Netherlands)			117,374	2,478,130

Korn/Ferry International			9,987	331,369

Kroger Co. (The)			156,200	6,533,846

LG Household & Health Care, Ltd. (South Korea)			2,261	2,004,581

Liberty Ventures Ser. A(NON)			80,200	3,617,822

METRO AG (Germany)			17,292	551,913

Molson Coors Brewing Co. Class B			3,800	356,896

Mondelez International, Inc. Class A			47,400	2,125,416

Monster Worldwide, Inc.(NON)			92,449	529,733

Nestle SA (Switzerland)			42,054	3,117,196

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Nomad Foods, Ltd. (United Kingdom)(NON)			15,253	180,058

Nutraceutical International Corp.(NON)			6,703	173,071

On Assignment, Inc.(NON)			7,859	353,262

Papa John's International, Inc.			4,487	250,689

Paylocity Holding Corp.(NON)			3,800	154,090

PepsiCo, Inc.			87,500	8,743,000

Philip Morris International, Inc.			4,800	421,968

Pinnacle Foods, Inc.			59,202	2,513,717

Rakuten, Inc. (Japan)			11,100	127,918

Reckitt Benckiser Group PLC (United Kingdom)			12,281	1,130,453

SABMiller PLC (United Kingdom)			4,339	259,905

Sanderson Farms, Inc.(S)			7,084	549,152

Seven & i Holdings Co., Ltd. (Japan)			4,700	214,298

Shiseido Co., Ltd. (Japan)			6,700	138,644

Shutterfly, Inc.(NON)			2,103	93,710

Sonic Corp.			14,730	475,926

SpartanNash Co.			15,369	332,585

Svenska Cellulosa AB SCA Class B (Sweden)			13,199	383,311

Swedish Match AB (Sweden)			42,024	1,486,790

Team Health Holdings, Inc.(NON)			3,107	136,366

TrueBlue, Inc.(NON)			8,460	217,930

Uni-President Enterprises Corp. (Taiwan)			248,000	413,211

Unilever NV ADR (Netherlands)			35,179	1,524,151

Unilever PLC (United Kingdom)			20,995	898,959

WH Group, Ltd. 144A (Hong Kong)(NON)			3,117,105	1,727,691

Wolseley PLC (United Kingdom)			10,519	571,801

Woolworths, Ltd. (Australia)			29,988	530,689

X5 Retail Group NV GDR (Russia)(NON)			39,218	743,348

				123,475,519
Energy (3.9%)

BG Group PLC (United Kingdom)			23,836	345,653

Bharat Petroleum Corp., Ltd. (India)			60,768	817,302

BP PLC (United Kingdom)			551,355	2,873,080

Callon Petroleum Co.(NON)			67,718	564,768

Cameron International Corp.(NON)			120,900	7,640,880

Connacher Oil and Gas, Ltd. (Canada)(NON)			3,341	307

CVR Energy, Inc.(S)			26,400	1,038,840

Delek US Holdings, Inc.			10,853	266,984

Diamondback Energy, Inc.(NON)			2,031	135,874

EnCana Corp. (Canada)			21,900	111,265

EP Energy Corp. Class A(NON)(S)			24,494	107,284

Exxon Mobil Corp.			6,135	478,223

Ezion Holdings, Ltd. (Singapore)(S)			473,780	201,872

Genel Energy PLC (United Kingdom)(NON)			34,017	84,315

Gulfport Energy Corp.(NON)			6,163	151,425

Hess Corp.			8,500	412,080

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	125

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	125

Northern Oil and Gas, Inc.(NON)(S)			39,446	152,262

Occidental Petroleum Corp.			222,300	15,029,703

OMV AG (Austria)			97,789	2,745,191

Pacific Ethanol, Inc.(NON)			28,855	137,927

Questar Corp.			30,200	588,296

Repsol SA (Rights) (Spain)(NON)			73,607	36,717

Repsol YPF SA (Spain)			73,607	801,361

Royal Dutch Shell PLC Class A (United Kingdom)			82,997	1,864,653

Royal Dutch Shell PLC Class A (United Kingdom)			38,477	881,461

Royal Dutch Shell PLC Class B (United Kingdom)			64,403	1,470,596

Schlumberger, Ltd.			227,837	15,891,631

SM Energy Co.(S)			6,233	122,541

Statoil ASA (Norway)			171,289	2,395,699

Stone Energy Corp.(NON)			10,091	43,290

Suncor Energy, Inc. (Canada)			28,900	746,049

Superior Energy Services, Inc.			199,600	2,688,612

Tesoro Corp.			30,100	3,171,637

Total SA (France)			50,591	2,253,113

Valero Energy Corp.			241,300	17,062,323

Vestas Wind Systems A/S (Denmark)			39,537	2,760,385

Whiting Petroleum Corp.(NON)			4,640	43,802

Woodside Petroleum, Ltd. (Australia)			45,183	947,636

				87,065,287
Financial (1.4%)

3i Group PLC (United Kingdom)			310,023	2,185,158

Bolsa Mexicana de Valores SAB de CV (Mexico)			582,700	773,913

Broadridge Financial Solutions, Inc.			21,000	1,128,330

CoreLogic, Inc.(NON)			26,900	910,834

E.Sun Financial Holding Co., Ltd. (Taiwan)			1,983,000	1,151,281

Eurazeo SA (France)			6,597	454,011

Goldman Sachs Group, Inc. (The)			4,621	832,843

HSBC Holdings PLC (United Kingdom)			332,965	2,627,572

KKR & Co. LP			11,300	176,167

Mitsubishi UFJ Financial Group, Inc. (Japan)			457,800	2,833,276

Morgan Stanley			347,300	11,047,613

Moscow Exchange MICEX-RTS OAO (Russia)			679,847	850,798

Natixis SA (France)			74,355	420,291

ORIX Corp. (Japan)			130,600	1,832,076

SBI Holdings, Inc. (Japan)			87,000	939,130

UBS Group AG (Switzerland)			30,377	584,572

Unifin Financiera SAPI de CV SOFOM ENR (Mexico)(NON)			456,300	1,413,287

WageWorks, Inc.(NON)			3,048	138,288

				30,299,440
Health care (8.7%)

ACADIA Pharmaceuticals, Inc.(NON)			8,187	291,867

Accuray, Inc.(NON)(S)			21,886	147,731

Aetna, Inc.			40,400	4,368,048

AIN Holdings, Inc. (Japan)			4,400	209,605

Akorn, Inc.(NON)			5,913	220,614

Alere, Inc.(NON)			19,848	775,858

Allergan PLC(NON)			1,730	540,625

AMAG Pharmaceuticals, Inc.(NON)(S)			37,464	1,131,038

AmerisourceBergen Corp.			136,100	14,114,931

Amgen, Inc.			87,000	14,122,710

AmSurg Corp.(NON)			7,456	566,656

Anacor Pharmaceuticals, Inc.(NON)			1,787	201,877

Anthem, Inc.			89,900	12,535,656

Applied Genetic Technologies Corp.(NON)			9,875	201,450

Ardelyx, Inc.(NON)			20,058	363,451

ARIAD Pharmaceuticals, Inc.(NON)			20,160	126,000

Asaleo Care, Ltd. (Australia)			59,863	69,236

Astellas Pharma, Inc. (Japan)			188,200	2,673,232

AstraZeneca PLC (United Kingdom)			52,441	3,545,482

AtriCure, Inc.(NON)			9,795	219,800

Aurobindo Pharma, Ltd. (India)			133,104	1,754,423

Bayer AG (Germany)			4,034	506,111

Biogen, Inc.(NON)			22,600	6,923,510

Biospecifics Technologies Corp.(NON)			4,298	184,685

C.R. Bard, Inc.			32,900	6,232,576

Cadila Healthcare, Ltd. (India)			110,407	545,880

Cardinal Health, Inc.			88,500	7,900,395

Cardiome Pharma Corp. (Canada)(NON)			83,827	679,837

Catalent, Inc.(NON)			6,982	174,759

Celgene Corp.(NON)			2,000	239,520

Celldex Therapeutics, Inc.(NON)(S)			8,761	137,372

Centene Corp.(NON)			79,066	5,203,333

Cepheid(NON)			2,423	88,512

Charles River Laboratories International, Inc.(NON)			26,075	2,096,169

CHC Healthcare Group (Taiwan)			17,973	32,435

Chemed Corp.			8,062	1,207,688

China Biologic Products, Inc. (China)(NON)			1,100	156,706

Conmed Corp.			8,117	357,554

Depomed, Inc.(NON)			6,150	111,500

DexCom, Inc.(NON)			5,384	440,950

Dynavax Technologies Corp.(NON)			13,895	335,703

Eagle Pharmaceuticals, Inc.(NON)(S)			2,883	255,636

Emergent BioSolutions, Inc.(NON)(S)			13,351	534,174

Entellus Medical, Inc.(NON)(S)			5,830	98,294

FivePrime Therapeutics, Inc.(NON)			6,419	266,389

Gilead Sciences, Inc.			187,000	18,922,530

GlaxoSmithKline PLC (United Kingdom)			103,667	2,093,866

Globus Medical, Inc. Class A(NON)			9,865	274,444

Greatbatch, Inc.(NON)			12,329	647,273

Grifols SA ADR (Spain)			8,405	272,322

Halozyme Therapeutics, Inc.(NON)			10,181	176,437

Health Net, Inc.(NON)			10,094	691,035

HealthEquity, Inc.(NON)			4,333	108,628

HealthSouth Corp.			13,199	459,457

Hikma Pharmaceuticals PLC (United Kingdom)			14,661	496,482

Hologic, Inc.(NON)			27,100	1,048,499

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			4,348,000	602,856

ICU Medical, Inc.(NON)			9,054	1,021,110

Immune Design Corp.(NON)			6,501	130,540

Impax Laboratories, Inc.(NON)			2,818	120,498

Inotek Pharmaceuticals Corp.(NON)(S)			9,487	107,488

Insulet Corp.(NON)			7,091	268,111

Insys Therapeutics, Inc.(NON)(S)			8,926	255,551

Ionis Pharmaceuticals, Inc.(NON)(S)			2,465	152,657

Jazz Pharmaceuticals PLC(NON)			11,135	1,565,136

Kindred Healthcare, Inc.			13,490	160,666

Lannett Co., Inc.(NON)(S)			16,863	676,544

Ligand Pharmaceuticals, Inc.(NON)(S)			1,878	203,613

Medicines Co. (The)(NON)			3,150	117,621

Mediclinic International, Ltd. (South Africa)			84,801	652,400

Medipal Holdings Corp. (Japan)			132,200	2,251,084

Merck KGaA (Germany)			9,193	892,940

Merrimack Pharmaceuticals, Inc.(NON)(S)			23,648	186,819

MiMedx Group, Inc.(NON)(S)			21,306	199,637

Molina Healthcare, Inc.(NON)			1,451	87,249

Myriad Genetics, Inc.(NON)(S)			4,123	177,949

Neurocrine Biosciences, Inc.(NON)			9,623	544,373

Novartis AG (Switzerland)			46,782	3,998,766

Novavax, Inc.(NON)(S)			11,473	96,258

Novo Nordisk A/S Class B (Denmark)			40,730	2,341,176

Omega Healthcare Investors, Inc.(R)			17,464	610,891

OncoMed Pharmaceuticals, Inc.(NON)(S)			4,745	106,952

Ophthotech Corp.(NON)			5,259	412,989

OPKO Health, Inc.(NON)(S)			209,200	2,102,460

OraSure Technologies, Inc.(NON)(S)			63,510	409,004

Otsuka Holdings Company, Ltd. (Japan)			9,200	325,465

Pacira Pharmaceuticals, Inc.(NON)(S)			5,032	386,407

Pfizer, Inc.			668,381	21,575,339

Portola Pharmaceuticals, Inc.(NON)			2,936	151,057

POZEN, Inc.(NON)			58,381	398,742

Prestige Brands Holdings, Inc.(NON)			6,261	322,316

Prothena Corp. PLC (Ireland)(NON)			9,811	668,227

Providence Service Corp. (The)(NON)			7,722	362,316

PTC Therapeutics, Inc.(NON)(S)			7,260	235,224

RadNet, Inc.(NON)			30,693	189,683

Repligen Corp.(NON)			13,521	382,509

Richter Gedeon Nyrt (Hungary)			40,568	767,962

Roche Holding AG (Switzerland)			12,403	3,418,120

Rockwell Medical, Inc.(NON)(S)			39,514	404,623

Sage Therapeutics, Inc.(NON)			2,413	140,678

Sanofi (France)			58,346	4,978,417

Select Medical Holdings Corp.			34,426	410,014

Shionogi & Co., Ltd. (Japan)			20,400	922,258

Shire PLC (United Kingdom)			21,342	1,462,649

Spectranetics Corp. (The)(NON)(S)			10,268	154,636

STAAR Surgical Co.(NON)			17,513	125,043

STERIS PLC (United Kingdom)			2,888	217,582

Sucampo Pharmaceuticals, Inc. Class A(NON)			16,925	292,633

Supernus Pharmaceuticals, Inc.(NON)			9,525	128,016

Surgical Care Affiliates, Inc.(NON)			14,335	570,676

Suzuken Co., Ltd. (Japan)			44,000	1,677,142

TESARO, Inc.(NON)			8,278	433,105

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			18,860	1,237,970

Tokai Pharmaceuticals, Inc.(NON)			6,044	52,704

TransEnterix, Inc.(NON)(S)			63,192	156,716

Trevena, Inc.(NON)			12,826	134,673

Triple-S Management Corp. Class B (Puerto Rico)(NON)			9,156	218,920

UCB SA (Belgium)			4,646	418,194

Ultragenyx Pharmaceutical, Inc.(NON)			1,196	134,167

uniQure NV (Netherlands)(NON)			6,371	105,376

United Therapeutics Corp.(NON)			24,600	3,852,606

WellCare Health Plans, Inc.(NON)			2,051	160,409

West Pharmaceutical Services, Inc.			10,794	650,015

Zeltiq Aesthetics, Inc.(NON)			10,501	299,594

Zoetis, Inc.			129,500	6,205,640

				193,262,112
Insurance (2.6%)

ACE, Ltd.			2,696	315,028

Admiral Group PLC (United Kingdom)			13,045	317,297

Ageas (Belgium)			9,649	447,243

AIA Group, Ltd. (Hong Kong)			387,600	2,309,150

Allianz SE (Germany)			14,116	2,500,729

Allied World Assurance Co. Holdings AG			38,776	1,442,079

Allstate Corp. (The)			125,100	7,767,459

American Equity Investment Life Holding Co.			19,963	479,711

American Financial Group, Inc.			10,800	778,464

American International Group, Inc.			9,100	563,927

Amtrust Financial Services, Inc.			11,044	680,090

Aspen Insurance Holdings, Ltd.			15,600	753,480

AXA SA (France)			93,083	2,544,762

BB Seguridade Participacoes SA (Brazil)			134,000	824,068

Cathay Financial Holding Co., Ltd. (Taiwan)			814,000	1,139,272

Challenger, Ltd. (Australia)			103,657	653,458

CNO Financial Group, Inc.			21,389	408,316

CNP Assurances (France)			110,787	1,492,187

Delta Lloyd NV (Netherlands)			34,132	200,503

Dongbu Insurance Co., Ltd. (South Korea)			15,549	930,596

Employers Holdings, Inc.			25,587	698,525

Essent Group, Ltd.(NON)			7,141	156,316

Federated National Holding Co.			25,683	759,189

Genworth Financial, Inc. Class A(NON)			360,664	1,345,277

HCI Group, Inc.(S)			11,160	388,926

Heritage Insurance Holdings, Inc.(NON)			25,949	566,207

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			32,223	988,666

Intact Financial Corp. (Canada)			3,500	224,312

Maiden Holdings, Ltd. (Bermuda)			18,296	272,793

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			4,380	877,201

NN Group NV (Netherlands)			28,877	1,015,474

Prudential Financial, Inc.			148,600	12,097,526

Prudential PLC (United Kingdom)			58,021	1,298,969

Reinsurance Group of America, Inc.			11,900	1,018,045

SCOR SE (France)			8,143	304,622

St James's Place PLC (United Kingdom)			19,697	290,520

Swiss Life Holding AG (Switzerland)			4,603	1,235,352

Swiss Re AG (Switzerland)			34,276	3,334,306

United Insurance Holdings Corp.			36,491	623,996

Validus Holdings, Ltd.			18,200	842,478

Voya Financial, Inc.			71,600	2,642,756

				57,529,275
Investment banking/Brokerage (0.2%)

Daiwa Securities Group, Inc. (Japan)			43,000	262,903

Investor AB Class B (Sweden)			52,586	1,934,754

Lazard, Ltd. Class A			10,998	495,020

Nomura Holdings, Inc. (Japan)			150,000	833,654

Oppenheimer Holdings, Inc. Class A			10,991	191,024

				3,717,355
Real estate (2.6%)

AG Mortgage Investment Trust, Inc.(R)			5,030	64,585

Agree Realty Corp.(R)			8,501	288,949

American Capital Agency Corp.(R)			103,600	1,796,424

Annaly Capital Management, Inc.(R)			357,300	3,351,474

Apollo Commercial Real Estate Finance, Inc.(R)			13,040	224,679

Apollo Residential Mortgage, Inc.(R)			21,830	260,869

Arbor Realty Trust, Inc.(R)			50,369	360,138

Arlington Asset Investment Corp. Class A			5,785	76,536

ARMOUR Residential REIT, Inc.(R)			3,369	73,309

Ashford Hospitality Prime, Inc.(R)			1,299	18,836

Ashford Hospitality Trust, Inc.(R)			31,783	200,551

Brandywine Realty Trust(R)			19,320	263,911

Brixmor Property Group, Inc.(R)			35,100	906,282

Campus Crest Communities, Inc.(R)			40,693	276,712

CBL & Associates Properties, Inc.(R)			11,395	140,956

CBRE Group, Inc. Class A(NON)			301,200	10,415,496

Chimera Investment Corp.(R)			53,700	732,468

China Overseas Land & Investment, Ltd. (China)			372,000	1,291,600

China Vanke Co., Ltd. (China)(F)			455,500	1,371,702

Communications Sales & Leasing, Inc.(R)			30,566	571,279

Community Healthcare Trust, Inc.(R)			14,016	258,315

CYS Investments, Inc.(R)			16,338	116,490

Dexus Property Group (Australia)(R)			180,360	977,999

Emaar Properties PJSC (United Arab Emirates)			399,252	615,263

EPR Properties(R)			4,737	276,878

Equity Lifestyle Properties, Inc.(R)			11,600	773,372

First Industrial Realty Trust(R)			10,197	225,660

Foxtons Group PLC (United Kingdom)			107,856	298,108

General Growth Properties(R)			306,500	8,339,865

Hang Lung Group, Ltd. (Hong Kong)			53,000	171,851

Hersha Hospitality Trust(R)			8,708	189,486

Hibernia REIT PLC (Ireland)(R)			539,391	825,741

Invesco Mortgage Capital, Inc.(R)			8,262	102,366

Investors Real Estate Trust(R)			22,990	159,781

Japan Hotel REIT Investment Corp (Japan)(R)			834	616,447

Jones Lang LaSalle, Inc.			26,700	4,268,262

Kawasan Industri Jababeka Tbk PT (Indonesia)			33,008,194	585,121

Kennedy-Wilson Holdings, Inc.			11,262	271,189

Kerry Properties, Ltd. (Hong Kong)			293,500	799,009

KWG Property Holding, Ltd. (China)			932,500	688,870

Lexington Realty Trust(R)			45,557	364,456

LTC Properties, Inc.(R)			12,027	518,845

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			575,800	734,680

MFA Financial, Inc.(R)			180,412	1,190,719

Mitsubishi Estate Co., Ltd. (Japan)			9,000	186,542

Mitsui Fudosan Co., Ltd. (Japan)			10,000	250,575

National Health Investors, Inc.(R)			11,011	670,240

New World Development Co., Ltd. (Hong Kong)			1,226,000	1,202,982

Nomura Real Estate Holdings, Inc. (Japan)			12,000	222,284

One Liberty Properties, Inc.(R)			11,133	238,914

Persimmon PLC (United Kingdom)			50,897	1,519,983

Post Properties, Inc.(R)			4,010	237,232

Ramco-Gershenson Properties Trust(R)			13,335	221,494

Regus PLC (United Kingdom)			90,065	439,866

RMR Group, Inc. (The) Class A(NON)			149	2,147

Select Income REIT(R)			8,419	166,865

Sumitomo Realty & Development Co., Ltd. (Japan)			6,000	170,958

Sumitomo Warehouse Co., Ltd. (The) (Japan)			98,000	517,963

Summit Hotel Properties, Inc.(R)			29,076	347,458

Sun Hung Kai Properties, Ltd. (Hong Kong)			19,000	228,035

Two Harbors Investment Corp.(R)			239,500	1,939,950

Universal Health Realty Income Trust(R)			2,817	140,878

Wheelock and Co., Ltd. (Hong Kong)			413,000	1,732,772

				56,492,667
Technology (10.1%)

2U, Inc.(NON)(S)			9,061	253,527

A10 Networks, Inc.(NON)			45,667	299,576

Advanced Energy Industries, Inc.(NON)			20,533	579,647

Agilent Technologies, Inc.			138,300	5,782,323

Alcatel-Lucent (France)(NON)			204,205	810,007

Alibaba Group Holding, Ltd. ADR (China)(NON)			25,886	2,103,755

Alphabet, Inc. Class A(NON)			33,936	26,402,547

Ambarella, Inc.(NON)(S)			3,754	209,248

Amdocs, Ltd.			77,800	4,245,546

Analog Devices, Inc.			77,000	4,259,640

Apigee Corp.(NON)			18,972	152,345

Apple, Inc.			378,668	39,858,594

Applied Micro Circuits Corp.(NON)			47,088	299,951

Aspen Technology, Inc.(NON)			6,176	233,206

AtoS SE (France)			4,419	371,148

AVG Technologies NV (Netherlands)(NON)			21,250	426,063

Barracuda Networks, Inc.(NON)			7,955	148,599

Blackbaud, Inc.			5,436	358,015

Brother Industries, Ltd. (Japan)			19,600	224,754

CACI International, Inc. Class A(NON)			2,635	244,475

Casetek Holdings, Ltd. (Taiwan)			369,000	1,496,180

Cavium, Inc.(NON)			3,673	241,353

CEVA, Inc.(NON)			16,311	381,025

Ciena Corp.(NON)			3,969	82,119

Cirrus Logic, Inc.(NON)			10,452	308,648

Computer Sciences Corp.			113,800	3,718,984

Cornerstone OnDemand, Inc.(NON)			5,955	205,626

CSG Systems International, Inc.(S)			14,347	516,205

CSRA, Inc.(NON)			113,800	3,414,000

Cypress Semiconductor Corp.(NON)			61,042	598,822

DSP Group, Inc.(NON)			38,168	360,306

Dun & Bradstreet Corp. (The)			3,800	394,934

eBay, Inc.(NON)			551,100	15,144,228

EMC Corp.			287,800	7,390,704

EnerSys			11,802	660,086

Engility Holdings, Inc.			14,988	486,810

Fortinet, Inc.(NON)			9,800	305,466

Fujitsu, Ltd. (Japan)			74,000	368,325

Genpact, Ltd.(NON)			24,200	604,516

Gigamon, Inc.(NON)			3,695	98,176

GungHo Online Entertainment, Inc. (Japan)			324,500	883,361

HCL Technologies, Ltd. (India)			86,946	1,121,349

Hon Hai Precision Industry Co., Ltd. (Taiwan)			342,000	836,468

Hoya Corp. (Japan)			61,100	2,490,967

Imprivata, Inc.(NON)(S)			19,133	216,203

inContact, Inc.(NON)			29,819	284,473

Infinera Corp.(NON)(S)			9,628	174,459

Integrated Device Technology, Inc.(NON)			6,181	162,869

Intersil Corp. Class A			20,673	263,787

IntraLinks Holdings, Inc.(NON)			13,037	118,246

Intuit, Inc.			76,800	7,411,200

Ixia(NON)			26,530	329,768

Jabil Circuit, Inc.			16,735	389,758

Japan Display, Inc. (Japan)(NON)			34,300	99,165

L-3 Communications Holdings, Inc.			70,109	8,378,727

Lattice Semiconductor Corp.(NON)(S)			90,310	584,306

Leidos Holdings, Inc.			88,900	5,001,514

Lenovo Group, Ltd. (China)			404,000	407,104

Lexmark International, Inc. Class A			5,376	174,451

Manhattan Associates, Inc.(NON)			4,477	296,243

Maxim Integrated Products, Inc.			130,700	4,966,600

MAXIMUS, Inc.			3,793	213,356

Mellanox Technologies, Ltd. (Israel)(NON)			5,456	229,916

Mentor Graphics Corp.			27,428	505,224

Microsemi Corp.(NON)			6,546	213,334

Microsoft Corp.			62,109	3,445,807

MobileIron, Inc.(NON)(S)			31,904	115,173

Monolithic Power Systems, Inc.			3,690	235,090

MTS Systems Corp.			2,547	161,505

Murata Manufacturing Co., Ltd. (Japan)			10,100	1,449,620

NCSoft Corp. (South Korea)			5,226	943,962

NetEase, Inc. ADR (China)			6,079	1,101,758

Netscout Systems, Inc.(NON)			2,257	69,290

Nexon Co., Ltd. (Japan)			38,200	620,080

ON Semiconductor Corp.(NON)			47,404	464,559

Oracle Corp.			342,868	12,524,968

Otsuka Corp. (Japan)			5,500	269,719

PChome Online, Inc. (Taiwan)			52,000	517,292

Perficient, Inc.(NON)			16,293	278,936

Plexus Corp.(NON)			12,317	430,110

Power Integrations, Inc.			4,422	215,042

Proofpoint, Inc.(NON)			5,690	369,907

PROS Holdings, Inc.(NON)			6,733	155,128

QAD, Inc. Class A			12,066	247,594

Qlik Technologies, Inc.(NON)			5,095	161,308

QLogic Corp.(NON)			56,402	688,104

Qualys, Inc.(NON)			3,186	105,425

Quantum Corp.(NON)(S)			128,841	119,822

RIB Software AG (Germany)(S)			16,414	200,747

Rovi Corp.(NON)			13,335	222,161

Samsung Electronics Co., Ltd. (South Korea)			2,841	3,033,710

Sanmina Corp.(NON)			11,964	246,219

Sartorius AG (Preference) (Germany)			931	243,074

Semtech Corp.(NON)			6,692	126,613

Silergy Corp. (China)			36,777	377,909

Silicon Laboratories, Inc.(NON)			2,421	117,515

SK Hynix, Inc. (South Korea)			33,059	853,474

Skyworth Digital Holdings, Ltd. (China)			2,000,275	1,293,684

SolarWinds, Inc.(NON)			74,100	4,364,490

Symantec Corp.			262,468	5,511,828

Synaptics, Inc.(NON)			6,572	527,994

Synchronoss Technologies, Inc.(NON)(S)			5,690	200,459

SYNNEX Corp.			5,143	462,510

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			758,350	3,272,338

Tech Data Corp.(NON)			3,314	219,983

Techtronic Industries Co., Ltd. (Hong Kong)			135,000	548,406

Tencent Holdings, Ltd. (China)			226,400	4,416,622

Teradyne, Inc.			161,100	3,329,937

Tyler Technologies, Inc.(NON)			2,250	392,220

Veeva Systems, Inc. Class A(NON)(S)			9,149	263,949

VeriFone Systems, Inc.(NON)			7,311	204,854

Verint Systems, Inc.(NON)			5,719	231,963

Wasion Group Holdings, Ltd. (China)			810,000	838,087

Web.com Group, Inc.(NON)			22,594	452,106

Woodward, Inc.			13,514	671,105

Xerox Corp.			572,900	6,089,927

Zhen Ding Technology Holding, Ltd. (Taiwan)			268,000	616,604

				223,813,014
Transportation (2.1%)

Aegean Marine Petroleum Network, Inc. (Greece)			40,339	337,234

Aena SA (Spain)(NON)			2,135	243,246

ANA Holdings, Inc. (Japan)			684,000	1,973,923

AP Moeller - Maersk A/S (Denmark)			1,279	1,660,791

Aurizon Holdings, Ltd. (Australia)			135,745	431,710

Central Japan Railway Co. (Japan)			7,200	1,275,406

ComfortDelgro Corp., Ltd. (Singapore)			643,400	1,376,211

Delta Air Lines, Inc.			271,977	13,786,514

Deutsche Post AG (Germany)			33,819	952,396

DHT Holdings, Inc. (Bermuda)			26,228	212,185

easyJet PLC (United Kingdom)			9,723	248,887

International Consolidated Airlines Group SA (Spain)			127,979	1,140,859

International Consolidated Airlines Group SA (Spain)			50,442	450,187

Japan Airlines Co., Ltd. (Japan)			17,300	619,538

Matson, Inc.			4,147	176,787

Qantas Airways, Ltd. (Australia)			208,743	619,027

Royal Mail PLC (United Kingdom)			162,018	1,054,282

Ryanair Holdings PLC ADR (Ireland)			27,854	2,408,257

Scorpio Tankers, Inc.			35,820	287,276

TAV Havalimanlari Holding AS (Turkey)			69,673	434,513

Turk Hava Yollari AO (Turkey)(NON)			261,980	663,450

United Parcel Service, Inc. Class B			129,700	12,481,031

Universal Truckload Services, Inc.			1,233	17,311

Virgin America, Inc.(NON)(S)			13,930	501,619

XPO Logistics, Inc.(NON)(S)			5,724	155,979

Yangzijiang Shipbuilding Holdings, Ltd. (China)			2,629,200	2,030,036

				45,538,655
Utilities and power (2.0%)

AES Corp.			144,000	1,378,080

AGL Resources, Inc.			21,900	1,397,439

American Electric Power Co., Inc.			181,800	10,593,486

Centrica PLC (United Kingdom)			284,903	915,114

China Resources Power Holdings Co., Ltd. (China)			367	708

China Water Affairs Group, Ltd. (China)			1,760,000	843,531

Concord New Energy Group, Ltd. (China)			17,180,000	1,023,161

E.ON SE (Germany)			109,297	1,057,756

Electric Power Development Co., Ltd. (Japan)			7,000	249,106

Endesa SA (Spain)			45,063	902,820

Enel SpA (Italy)			286,596	1,198,768

ENI SpA (Italy)			113,656	1,683,717

Entergy Corp.			170,124	11,629,677

Iberdrola SA (Spain)			351,882	2,494,603

Korea Electric Power Corp. (South Korea)			29,090	1,235,197

RWE AG (Germany)			74,830	953,832

SSE PLC (United Kingdom)			12,606	282,281

Talen Energy Corp.(NON)			27,703	172,590

Tokyo Electric Power Co., Inc. (Japan)(NON)			100,100	575,737

UGI Corp.			146,750	4,954,280

Veolia Environnement SA (France)			36,935	875,479

				44,417,362

Total common stocks (cost $1,329,388,467)				$1,417,182,039

CORPORATE BONDS AND NOTES (10.4%)(a)
			Principal amount	Value

Basic materials (0.8%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$440,000	$421,300

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			215,000	196,721

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			70,000	65,251

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			40,000	23,600

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			1,063,000	1,005,864

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			95,000	68,400

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)			42,000	28,665

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			695,000	751,028

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			295,000	300,531

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			260,000	280,475

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			179,000	184,370

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			420,000	416,850

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			255,000	269,025

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			550,000	471,625

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			48,000	41,894

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			60,000	52,945

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			57,000	64,320

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			70,000	47,775

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			100,000	70,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			375,000	357,188

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			410,000	357,725

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			148,000	145,040

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			195,000	182,661

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3 1/2s, 2024			495,000	479,952

E.I. du Pont de Nemours & Co. sr. unsec. notes 3 5/8s, 2021			265,000	273,134

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025			140,000	135,503

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			23,000	20,010

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			475,000	298,063

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			719,000	520,700

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			486,000	337,770

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			822,000	641,160

HD Supply, Inc. company guaranty sr. unsec. notes 11 1/2s, 2020			115,000	127,363

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			285,000	296,400

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			205,000	209,100

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			440,000	322,300

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			249,000	227,213

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022			40,000	36,000

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			260,000	173,061

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			189,000	196,088

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	161,246

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			130,000	105,427

MeadWestvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			395,000	511,847

MeadWestvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			198,000	244,307

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			175,000	176,750

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			180,000	145,766

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			19,000	18,166

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			140,000	1

Monsanto Company sr. unsec. sub. notes 5 1/2s, 2025			405,000	443,673

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			14,000	13,440

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			6,000	6,124

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			90,000	81,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			65,000	51,756

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			380,000	374,300

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			490,000	449,575

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017			70,000	68,075

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			145,000	151,656

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			115,000	106,950

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			265,000	262,350

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018			100,000	97,000

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			885,000	872,300

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			10,000	9,814

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017			253,000	194,810

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			150,000	153,375

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			112,000	123,480

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			145,000	147,900

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			55,000	55,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			50,000	50,125

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			50,000	51,000

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			125,000	143,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			393,000	377,280

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			34,000	34,255

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			190,000	173,375

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			17,000	15,513

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	27,750

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			330,000	254,925

Univar, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			180,000	164,250

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			28,000	29,085

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			250,000	253,750

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			238,000	223,720

Westrock (RKT) Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			210,000	219,198

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			355,000	422,444

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			415,000	419,150

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			175,000	176,750

				18,159,478
Capital goods (0.5%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			666,000	670,995

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			294,000	324,870

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			210,000	205,800

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			230,000	230,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			110,000	111,650

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			240,000	231,000

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			75,000	69,000

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			76,000	75,715

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			225,000	218,813

Berry Plastics Corp. 144A company guaranty notes 6s, 2022			80,000	81,400

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	115,228

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			70,000	56,525

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)			140,000	115,150

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			305,000	330,925

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			885,000	953,308

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			100,000	107,500

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			235,000	231,711

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			590,000	624,220

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			115,000	115,575

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			355,000	255,600

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			150,000	139,488

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			100,000	96,135

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			80,000	81,500

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			385,000	365,750

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			595,000	789,892

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 8 1/2s, 2020			265,000	274,275

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			265,000	273,613

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			265,000	229,225

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			113,000	114,225

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			112,000	112,915

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			260,000	262,600

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			350,000	322,875

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			350,000	343,000

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			145,000	145,000

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	71,296

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			120,000	120,450

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	96,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			394,000	399,910

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			227,000	208,840

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			39,000	40,365

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			83,000	80,303

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			454,000	451,503

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			130,000	130,915

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			250,000	238,125

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			415,000	405,663

				10,919,098
Communication services (1.0%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	154,015

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	201,267

American Tower Corp. sr. unsec. notes 4s, 2025(R)			505,000	496,389

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019			475,000	524,044

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			392,000	358,914

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			393,000	377,708

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			885,000	887,441

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			367,000	386,268

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			56,000	54,600

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			104,000	108,160

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023			156,000	156,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022			115,000	121,181

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			94,000	97,525

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			161,000	162,409

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			567,000	567,929

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			283,000	282,725

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026			110,000	110,275

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			154,000	144,375

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			34,000	33,618

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			210,000	189,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			210,000	189,000

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			890,000	936,825

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			393,000	512,819

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			35,000	43,969

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			185,000	230,247

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			582,000	611,828

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			166,000	172,018

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			113,000	99,158

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			326,000	312,960

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8 3/4s, 2030 (Netherlands)			195,000	270,356

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	167,250

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			220,000	195,800

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			20,000	16,950

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			42,000	35,280

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			245,000	242,550

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			315,000	313,819

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			70,000	70,875

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			146,000	127,020

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			158,000	100,725

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			38,000	17,765

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			58,000	26,245

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	117,921

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	61,350

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			161,000	166,635

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			150,000	152,250

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			180,000	180,900

Numericable-SFR SAS 144A company guaranty sr. notes 6s, 2022 (France)			400,000	386,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	139,681

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			112,000	111,440

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	90,420

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			166,000	226,180

SBA Communications Corp. sr. unsec. sub. notes 4 7/8s, 2022			150,000	147,750

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			48,000	49,920

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			675,000	470,813

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			87,000	67,208

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			157,000	154,488

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			234,000	246,285

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			418,000	313,918

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			589,000	444,518

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			557,000	567,444

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			90,000	90,900

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			174,000	179,438

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			60,000	60,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			10,000	10,338

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			62,000	64,480

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			59,000	60,759

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			280,000	287,350

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			205,000	265,099

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	493,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			327,000	342,803

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			120,000	145,228

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			237,000	266,633

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			618,000	620,149

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			60,000	68,357

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			2,009,000	1,796,643

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			335,000	309,081

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			267,000	301,413

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			367,000	366,083

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,532,000	1,517,270

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			335,000	288,938

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			309,000	291,773

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			212,000	166,818

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			421,000	303,120

				22,499,596
Consumer cyclicals (1.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			1,225,000	1,596,514

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			871,000	868,303

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			101,000	102,515

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			110,000	110,550

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			235,000	236,763

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			315,000	288,225

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			446,000	483,272

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			460,000	389,626

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			213,000	149,100

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			158,000	52,140

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			125,000	128,438

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			245,000	236,119

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			367,000	336,264

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			385,000	384,038

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			286,000	304,948

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			80,000	83,600

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			930,000	1,185,464

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	216,827

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			123,000	128,535

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			42,000	42,420

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			118,000	121,540

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			119,000	118,108

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			25,000	26,313

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			70,000	68,250

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			233,000	215,525

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			560,000	546,000

Cumulus Media Holdings, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			82,000	27,675

Dana Holding Corp. sr. unsec. notes 6s, 2023			309,000	309,773

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			400,000	380,932

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023			210,000	205,800

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019			156,000	161,460

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			395,000	430,990

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			565,000	554,142

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			65,000	67,275

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			45,000	46,463

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			146,000	171,630

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			465,000	645,356

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			515,000	635,517

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			210,000	256,678

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8 1/8s, 2020			480,000	565,462

Garda World Security Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Canada)			32,000	27,520

General Motors Co. sr. unsec. notes 6 1/4s, 2043			110,000	116,219

General Motors Co. sr. unsec. notes 5.2s, 2045			110,000	103,150

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			241,000	242,206

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			222,000	222,758

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			137,000	132,848

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			55,000	52,182

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			485,000	465,241

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			115,000	66,844

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			179,000	175,420

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			281,000	278,190

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			196,000	201,390

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	227,000	162,412

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			$460,000	477,195

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			170,000	171,195

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022			410,000	409,572

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			89,000	98,494

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			421,000	451,916

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			463,000	472,260

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			50,000	47,533

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			169,000	123,370

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			208,000	201,760

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			155,000	158,100

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			75,000	67,875

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			400,000	320,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			120,000	66,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			265,000	212,000

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95s, 2064			250,000	203,062

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			138,000	152,490

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			73,000	77,380

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			115,000	120,750

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			85,000	87,550

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			35,000	35,613

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			80,000	81,350

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			356,000	352,974

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			210,000	208,950

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			208,000	234,393

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			220,000	192,471

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			178,000	136,648

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			15,000	17,398

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			175,000	180,688

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			295,000	280,250

McGraw Hill Financial, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026			240,000	245,559

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			225,000	231,188

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			250,000	247,500

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			145,000	160,632

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			170,000	173,400

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021			50,000	51,875

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			237,000	157,605

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			180,000	171,900

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			355,000	220,100

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			120,000	88,800

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			275,000	282,563

Nordstrom, Inc. sr. unsec. notes 5s, 2044			115,000	118,861

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			465,000	568,563

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			280,000	290,528

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023			55,000	55,622

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			120,000	121,800

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			155,000	159,650

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019			79,000	91,561

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			227,000	220,190

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			172,000	176,730

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			135,000	136,350

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			390,000	379,572

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			293,000	331,823

QVC, Inc. company guaranty sr. notes 4.85s, 2024			200,000	191,416

QVC, Inc. company guaranty sr. sub. notes 4.45s, 2025			110,000	102,069

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			310,000	308,838

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			271,000	271,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			125,000	129,375

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			207,000	216,315

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			165,000	164,175

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			50,000	36,500

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			765,000	543,150

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			50,000	23,500

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			140,000	133,700

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			118,000	121,540

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			350,000	350,875

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			130,000	126,425

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			177,000	184,744

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2020			277,000	289,811

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			277,000	280,463

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			6,000	6,323

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			11,000	11,688

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			110,000	112,750

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			85,000	88,400

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			140,000	130,200

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			101,000	101,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			107,000	102,586

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			65,000	64,188

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			81,000	84,038

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			345,000	345,863

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			220,000	203,604

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			70,000	64,050

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55s, 2018			885,000	882,910

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			150,000	150,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			42,000	42,998

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025			50,000	47,500

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			277,000	283,233

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			105,000	103,819

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	697,489

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	81,383

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	31,109

				32,555,566
Consumer staples (0.6%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	6,120

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4s, 2024			138,000	143,143

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			255,000	249,362

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1 1/4s, 2018			885,000	876,716

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			355,000	511,715

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2 1/2s, 2022			350,000	336,729

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			300,000	312,750

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			260,000	263,250

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			154,000	154,385

BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			335,000	345,050

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			80,000	80,000

BlueLine Rental Finance Corp. 144A notes 7s, 2019			542,000	487,800

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	15,046

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			122,000	122,630

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			185,000	169,772

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			230,000	217,350

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			409,000	321,065

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			205,000	212,109

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			532,000	598,046

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			42,000	41,843

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			175,000	181,125

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			129,000	141,900

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			258,000	248,970

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			34,000	33,660

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			885,000	889,270

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022			438,000	469,321

CVS Pass-Through Trust sr. notes 6.036s, 2028			11,058	12,185

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			165,892	167,612

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			145,000	150,438

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			416,000	415,782

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			264,000	168,960

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			470,000	437,057

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			308,000	375,357

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			226,000	242,553

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			86,000	86,032

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3 7/8s, 2024 (Mexico)			235,000	228,215

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	64,513

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			55,000	54,588

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			59,000	59,000

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039			340,000	402,968

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			180,000	208,935

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038			340,000	420,088

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			29,000	28,928

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020			338,000	355,745

McDonald's Corp. sr. unsec. unsub. notes 6.3s, 2037			56,000	65,924

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039			174,000	189,226

PepsiCo, Inc. sr. unsec. unsub. notes 7.9s, 2018			185,000	216,775

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			65,000	64,684

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			879,000	879,255

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			90,000	87,525

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			126,000	120,645

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			196,000	189,630

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			295,000	305,325

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			132,000	134,722

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			188,000	196,310

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			50,000	53,435

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			133,000	135,993

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			185,000	120,250

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021			240,000	235,116

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			190,000	200,925

				14,503,823
Energy (0.8%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			225,000	216,868

Anadarko Petroleum Corp. sr. unsec. notes 5.95s, 2016			18,000	18,437

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			123,000	93,480

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			105,000	81,900

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			126,000	100,800

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			15,000	12,812

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			124,000	118,102

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			367,000	299,105

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			119,000	79,730

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			19,000	13,395

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			430,000	431,947

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			185,000	182,615

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			885,000	889,238

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024			111,000	33,855

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			60,000	21,375

California Resources Corp. 144A company guaranty notes 8s, 2022			455,000	239,444

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,185,000	1,210,310

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			235,000	115,150

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			179,000	62,650

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			871,000	865,011

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			233,000	221,350

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			179,000	164,233

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			76,000	69,160

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05s, 2017			885,000	868,956

CONSOL Energy, Inc. company guaranty sr. unsec. notes 5 7/8s, 2022			109,000	67,580

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			270,000	218,724

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			34,000	12,240

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			91,000	30,030

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			30,000	24,732

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			104,000	29,120

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			179,000	110,085

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			77,000	48,510

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			115,000	96,025

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			45,000	13,050

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			357,000	103,530

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			185,000	126,725

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			80,000	79,426

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			132,000	133,320

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			42,000	40,005

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			65,000	53,950

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	64,732

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021			210,000	52,763

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			85,000	78,200

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			146,000	32,850

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			95,000	12,825

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			57,000	9,405

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020			139,000	69,500

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	83,875

Motiva Enterprises, LLC 144A sr. unsec. notes 5 3/4s, 2020			340,000	366,016

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			210,000	184,800

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			105,000	86,888

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			245,000	146,465

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			75,000	46,500

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			215,000	137,600

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	363,612

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			188,000	128,780

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			927,999	484,880

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			515,000	189,263

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			250,000	211,595

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			1,125,000	1,138,457

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			250,000	233,125

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			300,000	229,955

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			55,000	48,708

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			885,000	897,029

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			85,000	60,350

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			110,000	78,100

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			390,000	388,050

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			67,000	64,990

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			361,000	722

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			215,000	65,306

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			105,000	88,200

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			180,000	162,000

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022			80,000	12,400

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			950,000	995,037

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2 1/8s, 2020 (Netherlands)			110,000	107,835

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			73,000	54,385

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			28,000	20,510

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	116,084

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			42,000	9,870

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			871,000	873,226

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			75,000	22,875

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			160,000	114,800

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			362,000	264,260

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			400,000	277,832

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8 3/4s, 2032			135,000	101,745

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021			30,000	27,000

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031			11,000	7,790

Williams Partners LP sr. unsec. sub. notes 5.4s, 2044			128,000	85,886

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024			127,000	100,687

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			56,000	52,974

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			289,000	232,645

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			59,000	41,300

				17,321,662
Financials (3.4%)

Abbey National Treasury Services PLC/United Kingdom company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			950,000	945,678

ABN Amro Bank NV 144A sr. unsec. notes 2.45s, 2020 (Netherlands)			420,000	416,582

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			220,000	284,238

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			135,000	132,600

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			165,000	157,163

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			357,000	412,335

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			101,000	115,140

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			269,000	304,306

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			146,000	153,118

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			460,000	465,750

Ally Financial, Inc. unsec. sub. notes 8s, 2018			109,000	119,355

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			230,000	218,534

American Express Co. sr. unsec. bonds 8 1/8s, 2019			750,000	884,318

American Express Co. sr. unsec. notes 7s, 2018			617,000	684,248

American Express Co. sr. unsec. notes 6.15s, 2017			1,053,000	1,127,363

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			387,000	508,905

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. notes 4.6s, 2024(R)			410,000	388,475

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity			425,000	434,350

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity			305,000	327,875

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity			200,000	214,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			185,000	183,149

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			953,000	957,765

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			75,000	79,031

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			1,227,000	1,225,436

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.7s, 2017			565,000	563,385

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			871,000	881,381

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			270,000	272,155

Bank of New York Mellon Corp. (The) 144A sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2016			20,000	20,010

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35s, 2020 (Canada)			505,000	500,318

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			885,000	880,752

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.2s, 2017 (Japan)			895,000	889,864

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)			375,000	486,146

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			933,000	921,338

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			370,000	373,700

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043			90,000	88,302

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			1,056,000	1,054,263

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			110,000	111,131

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			450,000	472,475

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			325,000	327,791

Camden Property Trust sr. unsec. unsub. notes 4 7/8s, 2023(R)			190,000	204,662

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			610,000	634,691

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025			190,000	187,597

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			236,000	239,051

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			137,000	137,697

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			339,000	337,685

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			62,000	61,690

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			87,000	88,305

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			118,000	123,605

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			109,000	112,543

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			342,000	351,193

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018			213,000	224,715

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			146,000	152,570

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			14,000	13,755

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			324,000	311,850

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity			376,000	374,825

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			42,000	41,633

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025			160,000	173,679

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			300,000	305,250

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			105,000	107,100

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			815,000	935,384

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018			385,000	383,709

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			1,210,000	1,207,148

Community Choice Financial, Inc. company guaranty sr. sub. notes 10 3/4s, 2019			104,000	27,300

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			792,000	809,609

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			348,000	341,040

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			85,000	84,575

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			490,000	488,775

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			75,000	89,763

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			609,000	562,200

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			967,000	1,024,226

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			190,000	112,100

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031			100,000	122,250

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			16,000	16,488

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			140,000	146,650

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			170,000	172,125

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			380,000	387,210

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			385,000	371,044

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			156,000	139,425

Five Corners Funding Trust 144A sr. unsec. bonds 4.419s, 2023			230,000	239,668

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)			1,229,000	1,254,172

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			357,000	466,458

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			560,000	151,200

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019			335,000	382,207

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55s, 2019			930,000	929,636

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			494,000	498,268

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037			122,000	142,747

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			100,000	109,581

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)			195,000	195,274

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			155,000	149,917

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			110,000	105,610

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (United Kingdom)			833,000	1,251,583

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021			688,000	789,601

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024			130,000	130,527

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			30,000	28,050

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			234,000	210,600

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			322,000	324,705

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			174,000	170,085

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,960,000	2,135,834

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019			45,000	48,206

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			146,000	156,585

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017s, 2024 (Italy)			200,000	196,770

iStar, Inc. sr. unsec. notes 5s, 2019(R)			55,000	53,419

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			363,000	369,534

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			882,000	884,990

JPMorgan Chase & Co. unsec. sub. notes 4 1/8s, 2026			115,000	114,683

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			962,000	963,430

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			160,000	156,696

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			355,000	408,834

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,054,000	1,201,560

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			323,000	343,995

Lloyds Banking Group PLC unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			200,000	203,025

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			185,000	207,200

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)			479,000	486,740

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)			305,000	306,318

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			1,030,000	1,170,647

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			885,000	905,272

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			330,000	361,195

Metropolitan Life Global Funding I 144A sr. notes 3s, 2023			155,000	154,218

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			385,000	394,840

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017			966,000	1,000,601

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			260,000	265,525

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			115,000	119,313

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	477,730

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			220,000	210,540

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	92,925

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 9 3/8s, 2039			135,000	197,327

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			243,000	252,720

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			250,000	213,125

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			115,000	101,200

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			120,000	121,650

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			120,000	120,600

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			515,000	511,281

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			32,000	31,720

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			230,000	209,300

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			890,000	886,995

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022			234,000	248,757

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			346,000	345,135

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			174,000	168,345

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038			160,000	180,000

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			388,000	393,820

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			144,000	139,320

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			75,000	77,982

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			885,000	892,146

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity			975,000	1,015,219

Royal Bank of Scotland Group PLC jr. unsec. sub. FRN Ser. U, 7.64s, perpetual maturity			505,000	527,725

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			760,000	769,998

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			515,000	534,588

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			63,000	63,602

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)			400,000	390,747

Santander Issuances SAU 144A company guaranty unsec. sub. notes 5.911s, 2016 (Spain)			500,000	499,997

Santander UK Group Holdings PLC 144A unsec. sub. notes 4 3/4s, 2025 (United Kingdom)			280,000	276,458

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			355,000	369,571

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			220,000	220,000

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			320,000	322,926

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			35,000	35,242

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			35,000	34,952

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019(R)			760,000	763,880

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			802,000	795,430

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			375,000	380,202

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			50,000	49,250

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			524,000	497,800

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			65,000	61,750

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			270,000	334,332

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			250,000	265,725

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)			400,000	429,500

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			458,000	465,875

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			255,000	240,866

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18),2046(STP)			570,000	595,650

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			56,000	41,720

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			110,000	144,017

Tri Pointe Holdings, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			340,000	330,650

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			900,000	898,700

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			235,000	225,600

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			200,000	200,500

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			2,000,000	1,935,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	2,060,079

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			200,000	189,000

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	100,567

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			123,000	97,170

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			125,000	117,500

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			440,000	459,800

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			871,000	879,639

Westpac Banking Corp. sr. unsec. unsub. notes 4 7/8s, 2019 (Australia)			220,000	240,116

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			95,000	94,770

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037			290,000	294,713

				74,450,605
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			14,000	13,817

AbbVie, Inc. sr. unsec. notes 2.9s, 2022			240,000	231,951

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020			820,000	811,756

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017			793,000	791,461

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			220,000	223,300

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			140,000	130,900

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			403,000	392,943

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			201,000	201,219

Actavis Funding SCS company guaranty sr. unsec. notes 2.35s, 2018 (Luxembourg)			595,000	595,620

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			255,000	224,400

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	355,206

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			885,000	890,400

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	337,102

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017 (United Kingdom)			885,000	947,871

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022			465,000	470,150

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			180,000	174,150

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			68,000	67,660

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5 1/8s, 2018			28,000	28,140

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			34,000	32,258

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			235,000	249,411

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			180,000	156,150

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10 1/2s, 2018 (Luxembourg)			215,000	216,969

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			227,000	155,495

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			389,000	379,275

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			150,000	145,500

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			120,000	117,000

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			310,000	305,350

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			120,000	119,400

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			532,000	579,880

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			260,000	259,350

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019			244,000	246,440

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			48,000	53,040

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			50,000	49,375

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			180,000	175,500

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			140,000	135,100

Johnson & Johnson sr. unsec. notes 5.15s, 2018			554,000	605,801

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			261,000	254,475

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			125,000	115,000

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			85,000	85,425

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			763,000	761,210

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			140,000	140,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			530,000	503,500

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			534,000	539,301

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			168,000	175,140

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			445,000	458,350

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			105,000	100,275

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			53,000	51,675

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			82,000	79,130

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			305,000	321,013

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			31,000	31,155

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			174,000	183,135

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.012s, 2020			185,000	180,375

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			396,000	430,695

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	339,416

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			55,000	56,303

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			245,000	228,136

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			245,000	239,797

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			31,000	30,923

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			238,000	229,670

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			160,000	142,800

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			180,000	160,650

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			14,000	12,880

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			85,000	74,800

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			170,000	159,800

WellCare Health Plans, Inc. sr. unsec. sub. notes 5 3/4s, 2020			254,000	261,620

				17,215,989
Technology (0.4%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			150,000	154,500

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2020			250,000	263,750

Apple, Inc. sr. unsec. notes 3.45s, 2024			150,000	155,448

Apple, Inc. sr. unsec. notes 2.1s, 2019			15,000	15,180

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			262,000	264,544

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			314,000	290,009

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			225,000	76,500

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			305,000	225,700

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15s, 2017			395,000	404,733

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			401,000	401,338

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			130,000	125,125

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			885,000	877,998

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			105,000	109,131

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			330,000	330,000

First Data Corp. 144A notes 5 3/4s, 2024			225,000	221,625

First Data Corp. 144A sr. notes 5 3/8s, 2023			180,000	180,900

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			108,000	113,130

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			85,000	86,913

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	184,211

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	131,194

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			390,000	367,930

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			65,000	65,488

Infor US, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2022			575,000	485,875

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			890,000	891,184

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			231,000	239,085

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			80,000	84,400

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			84,000	92,505

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			180,000	175,050

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023			690,000	619,275

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	69,059

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	270,245

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			355,000	346,641

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			200,000	199,000

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			275,000	273,625

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			128,000	57,920

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			60,000	64,248

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			295,000	308,275

				9,221,734
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			480,000	424,800

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	114,198

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	106,989

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			240,000	217,430

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			106,185	119,193

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			45,000	43,935

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			165,000	166,238

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			501,000	493,485

				1,686,268
Utilities and power (0.5%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			99,000	108,900

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			435,000	382,800

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			59,000	51,330

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			227,000	230,405

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			35,000	35,985

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			325,000	286,813

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			42,000	43,155

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			34,000	34,850

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			30,000	26,114

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			624,000	712,347

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			130,000	124,672

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016			43,000	43,000

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	266,908

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			15,000	13,050

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			315,000	296,100

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	8,548

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s, 2021 (Netherlands)			515,000	532,179

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			1,660,000	1,574,842

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			1,235,000	1,167,075

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			115,000	141,267

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			165,000	184,562

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			134,882	143,650

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			104,000	96,200

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			85,000	69,391

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			75,000	69,550

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			230,000	183,882

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			215,000	109,650

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			80,000	40,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			408,000	255,510

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			531,000	540,235

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021			220,000	161,150

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	36,352

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			193,000	142,820

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			255,000	192,710

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021			270,000	245,945

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			155,000	128,721

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7 3/4s, 2032			157,000	148,979

MidAmerican Energy Holdings Co. sr. unsec. unsub. bonds 6 1/8s, 2036			7,000	8,163

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			235,000	299,884

Nevada Power Co. mtge. notes 7 1/8s, 2019			115,000	131,524

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			75,000	85,847

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			515,000	482,813

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			80,000	66,300

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			205,000	197,380

Oncor Electric Delivery Co., LLC sr. notes 5.3s, 2042			45,000	46,834

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			80,000	83,137

Oncor Electric Delivery Co., LLC sr. notes 3 3/4s, 2045			405,000	336,608

Pacific Gas & Electric Co. sr. unsec. bonds 6.05s, 2034			112,000	131,963

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			425,000	447,664

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	14,951

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	88,949

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067			775,000	629,688

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			80,000	70,870

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			157,000	147,982

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			109,000	98,010

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			72,000	62,290

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			185,000	152,625

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	29,925

Toledo Edison Co. (The) sr. mtge. bonds 7 1/4s, 2020			20,000	22,952

Union Electric Co. sr. notes 6.4s, 2017			140,000	149,557

				12,615,563

Total corporate bonds and notes (cost $241,430,096)				$231,149,382

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.1%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, January 1, 2046			$24,000,000	$25,020,000

				25,020,000
U.S. Government Agency Mortgage Obligations (4.8%)

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			13,512	13,717
6s, TBA, January 1, 2046			10,000,000	11,301,562
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			100,479	108,635
4s, TBA, January 1, 2046			30,000,000	31,739,064
3 1/2s, TBA, February 1, 2046			1,000,000	1,029,575
3 1/2s, TBA, January 1, 2046			1,000,000	1,031,484
3s, TBA, February 1, 2046			22,000,000	21,951,015
3s, TBA, January 1, 2046			22,000,000	21,994,843
3s, TBA, January 1, 2031			16,000,000	16,482,499

				105,652,394

Total U.S. government and agency mortgage obligations (cost $130,733,733)				$130,672,394

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
2.125%, August 15, 2021(i)			$132,000	$134,657
1.625%, July 30, 2020(i)			115,000	115,247

Total U.S. treasury obligations (cost $249,904)				$249,904

MORTGAGE-BACKED SECURITIES (2.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.2%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.992s, 2025 (Bermuda)			$638,000	$638,000

Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM, 22.585s, 2035			91,747	138,281
IFB Ser. 3072, Class SB, 22.438s, 2035			82,078	123,618
IFB Ser. 3249, Class PS, 21.184s, 2036			59,517	86,270
IFB Ser. 3065, Class DC, 18.869s, 2035			73,036	106,873
IFB Ser. 2990, Class LB, 16.101s, 2034			93,634	122,753
FRB Ser. T-56, Class A, IO, 0.524s, 2043			94,557	1,579
Ser. 3326, Class WF, zero %, 2035			2,096	1,632
Ser. 1208, Class F, PO, zero %, 2022			782	725
FRB Ser. T-56, Class 2, IO, zero %, 2043			94,479	—

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.37s, 2036			28,392	53,480
IFB Ser. 06-8, Class HP, 23.021s, 2036			48,919	76,581
IFB Ser. 07-53, Class SP, 22.654s, 2037			79,414	123,640
IFB Ser. 05-75, Class GS, 18.985s, 2035			65,583	89,612
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,456,762	302,824
Ser. 13-1, Class MI, IO, 3s, 2043			2,469,625	264,052
FRB Ser. 03-W10, Class 1, IO, 0.771s, 2043			112,383	1,877
FRB Ser. 01-50, Class B1, IO, 0.397s, 2041			815,707	9,707
FRB Ser. 02-W8, Class 1, IO, 0.311s, 2042			518,644	6,172
Ser. 01-79, Class BI, IO, 0.304s, 2045			330,102	3,070
Ser. 03-34, Class P1, PO, zero %, 2043			16,409	13,517

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5s, 2040			1,030,825	201,320
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			40,194	5,496
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			213,508	38,261
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			471,526	34,409
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,406,427	361,558
Ser. 15-124, Class NI, IO, 3 1/2s, 2039			4,237,060	579,545
Ser. 15-138, Class AI, IO, 3 1/2s, 2039			1,096,632	144,234
Ser. 15-H25, Class BI, IO, 2.223s, 2065			6,131,344	737,601
Ser. 15-H26, Class EI, IO, 1.711s, 2065			3,365,507	384,947
Ser. 15-H24, Class BI, IO, 1.613s, 2065			7,136,784	502,430

				5,154,064
Commercial mortgage-backed securities (1.9%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.33s, 2049			868,527	4,346

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.344s, 2051			4,270,701	23,823

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.428s, 2041			122,892	1,689
FRB Ser. 04-4, Class XC, IO, 0.17s, 2042			291,195	126
FRB Ser. 05-1, Class XW, IO, zero %, 2042			1,772,614	177

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-T18, Class D, 5.134s, 2042			280,000	276,326
FRB Ser. 04-PR3I, Class X1, IO, 0.279s, 2041			33,203	222

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.51s, 2039			435,000	434,113
FRB Ser. 06-PW11, Class C, 5.51s, 2039			261,000	260,468
Ser. 04-PWR5, Class E, 5.222s, 2042			160,466	160,466
FRB Ser. 06-PW14, Class X1, IO, 0.643s, 2038			5,749,232	80,834

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.574s, 2029			100,422	3,615

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.367s, 2049			2,075,978	13,743

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 5.87s, 2044			295,000	261,116
FRB Ser. 11-C2, Class E, 5.574s, 2047			331,000	338,338

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.811s, 2049			326,000	327,633
Ser. 06-C5, Class AJ, 5.482s, 2049			207,000	203,825
FRB Ser. 13-GC17, Class C, 5.105s, 2046			310,000	318,988
Ser. 14-GC21, Class AS, 4.026s, 2047			382,000	395,630
FRB Ser. 14-GC19, Class XA, IO, 1.308s, 2047			1,953,737	136,781

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.551s, 2049			38,931,842	220,354

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			615,000	617,368
FRB Ser. 14-CR18, Class C, 4.738s, 2047			1,626,000	1,627,202
FRB Ser. 14-UBS6, Class C, 4.466s, 2047			854,000	805,551
FRB Ser. 14-LC15, Class XA, IO, 1.394s, 2047			9,745,541	680,239
FRB Ser. 14-CR17, Class XA, IO, 1.191s, 2047			6,820,095	427,151
FRB Ser. 14-UBS6, Class XA, IO, 1.073s, 2047			7,072,833	436,592

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			458,000	339,087
FRB Ser. 07-C9, Class AJFL, 0.98s, 2049			1,012,000	967,472
FRB Ser. 06-C8, Class XS, IO, 0.522s, 2046			38,507,281	119,178

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.413s, 2040			27,327,032	158,497
FRB Ser. 07-C2, Class AX, IO, 0.062s, 2049			14,271,053	21,407

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			72,142	78,094
FRB Ser. 03-C3, Class AX, IO, 1.974s, 2038			107,327	2

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.801s, 2050			1,515,000	1,209,932

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			160,805	160,805

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.465s, 2044			434,000	450,015

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.959s, 2020			159,939	2,428

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.054s, 2045			3,375,004	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.459s, 2044			487,000	487,000

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.206s, 2049			28,043,649	81,728

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.527s, 2043			392,216	783

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.62s, 2046			4,945,991	408,638

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class D, 4.41s, 2046			436,000	394,440

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 1.071s, 2047			8,305,966	513,309

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.642s, 2044			1,553,000	1,600,367
FRB Ser. 12-GC6, Class D, 5.631s, 2045			209,000	212,680
FRB Ser. 13-GC12, Class D, 4.476s, 2046			939,000	849,016
FRB Ser. 06-GG6, Class XC, IO, 0.025s, 2038			444,222	1

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class C, 4.449s, 2047			292,000	279,298
FRB Ser. 13-C17, Class XA, IO, 1.056s, 2047			6,577,589	318,882

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.42s, 2047			311,000	291,283

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078s, 2051			134,000	135,541
FRB Ser. 05-LDP5, Class F, 5.522s, 2044			644,000	643,041
Ser. 06-LDP8, Class B, 5.52s, 2045			306,000	304,745
Ser. 06-LDP8, Class AJ, 5.48s, 2045			2,302,000	2,302,760
Ser. 04-LN2, Class A2, 5.115s, 2041			24,404	24,423
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			243,000	242,504
FRB Ser. 13-C10, Class C, 4.156s, 2047			1,202,000	1,141,539
FRB Ser. 13-LC11, Class XA, IO, 1.55s, 2046			13,810,964	997,704
FRB Ser. 06-LDP8, Class X, IO, 0.502s, 2045			1,602,048	3,853
FRB Ser. 06-CB17, Class X, IO, 0.469s, 2043			11,254,404	29,497
FRB Ser. 07-LDPX, Class X, IO, 0.279s, 2049			8,674,553	47,566

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.178s, 2051			260,000	248,121
FRB Ser. 12-C6, Class E, 5.192s, 2045			1,599,000	1,526,405
FRB Ser. 12-C8, Class D, 4.665s, 2045			594,000	562,162
FRB Ser. 05-CB12, Class X1, IO, 0.377s, 2037			352,780	1,385

Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.597s, 2040			114,909	114,615

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			114,965	114,917
Ser. 06-C1, Class AJ, 5.276s, 2041			380,000	383,040
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			816,716	5,032

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.673s, 2039			41,565,338	157,499
FRB Ser. 05-C5, Class XCL, IO, 0.331s, 2040			1,213,868	11,821
FRB Ser. 05-C7, Class XCL, IO, 0.308s, 2040			493,278	4,477
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			152,854	8

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.326s, 2048			788,000	681,139

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			1,280	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.836s, 2050			24,544	24,525

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.468s, 2039			285,512	428
FRB Ser. 05-MCP1, Class XC, IO, 0.028s, 2043			161,221	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.729s, 2044			20,669	265
FRB Ser. 06-C4, Class X, IO, 5.96s, 2045			428,448	27,335

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			486,000	486,433

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.414s, 2046			1,126,000	1,162,201
FRB Ser. 14-C17, Class XA, IO, 1.272s, 2047			9,323,741	622,919

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.645s, 2042			358,000	359,042
Ser. 07-IQ14, Class A2, 5.61s, 2049			113,602	113,533
Ser. 07-HQ11, Class C, 5.558s, 2044			312,000	311,725
Ser. 07-HQ11, Class AJ, 5.508s, 2044			343,000	342,475

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.178s, 2049			545,000	554,224

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,666,112	1,669,445

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			284,000	295,343
FRB Ser. 12-C4, Class XA, IO, 1.816s, 2045			9,577,214	822,360

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.378s, 2048			32,215,540	75,062
FRB Ser. 07-C34, IO, 0.302s, 2046			3,642,582	27,319

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.139s, 2042			475,730	48
FRB Ser. 06-C26, Class XC, IO, 0.044s, 2045			13,210,635	1,717

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.464s, 2050			3,329,549	226,243

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.299s, 2046			849,000	778,868

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			396,000	398,891
Ser. 13-UBS1, Class AS, 4.306s, 2046			256,000	269,880
FRB Ser. 13-C17, Class XA, IO, 1.559s, 2046			6,640,483	458,193
FRB Ser. 14-C22, Class XA, IO, 0.953s, 2057			11,481,028	633,064

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.634s, 2044			560,000	582,299
FRB Ser. 11-C2, Class D, 5.541s, 2044			1,272,000	1,335,727
FRB Ser. 13-UBS1, Class D, 4.63s, 2046			1,108,000	1,013,898
FRB Ser. 13-C15, Class D, 4.48s, 2046			401,000	369,040
FRB Ser. 12-C10, Class D, 4.454s, 2045			343,000	318,347
Ser. 14-C19, Class D, 4.234s, 2047			203,000	170,416
FRB Ser. 12-C9, Class XA, IO, 2.168s, 2045			9,521,831	873,438
FRB Ser. 12-C10, Class XA, IO, 1.747s, 2045			5,705,619	468,545
FRB Ser. 13-C12, Class XA, IO, 1.441s, 2048			1,937,715	129,652
FRB Ser. 12-C9, Class XB, IO, 0.707s, 2045			10,038,000	433,642

				42,041,395
Residential mortgage-backed securities (non-agency) (0.5%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A3, 1.313s, 2046			180,000	138,150

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A2, 1.857s, 2035			392,509	319,418
FRB Ser. 05-27, Class 2A1, 1.607s, 2035			524,367	428,139
FRB Ser. 05-27, Class 1A1, 1.247s, 2035			385,999	312,100
FRB Ser. 06-OA7, Class 1A2, 1.197s, 2046			1,630,925	1,299,358
FRB Ser. 05-59, Class 1A1, 0.743s, 2035			1,134,455	900,928
FRB Ser. 06-OC2, Class 2A3, 0.712s, 2036			360,060	322,254
FRB Ser. 06-OA2, Class A5, 0.632s, 2046			794,941	600,181
FRB Ser. 06-OA10, Class 4A1, 0.612s, 2046			531,394	399,545

Countrywide Asset-Backed Certificates Trust
Ser. 04-13, Class MF2, 5.093s, 2035			336,478	299,465
FRB Ser. 05-2, Class M4, 1.487s, 2035			810,000	704,700

CSMC Trust 144A FRB Ser. 09-14R, Class 4A10, 2.842s, 2035			350,000	305,069

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1, 0.972s, 2035			750,000	542,400

Morgan Stanley Resecuritization Trust 144A
FRB Ser. 15-R7, Class 2B, 2.616s, 2035			882,261	449,953
Ser. 15-R4, Class CB1, 0.598s, 2047			160,000	121,200

Nomura Resecuritization Trust 144A
FRB Ser. 14-3R, Class 3A9, 0.74s, 2035			1,307,000	1,097,880
FRB Ser. 15-1R, Class 6A9, 0.391s, 2047			1,000,000	600,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.922s, 2045			262,734	222,010
FRB Ser. 05-AR13, Class A1C3, 0.912s, 2045			452,137	369,900
FRB Ser. 05-AR9, Class A1C3, 0.902s, 2045			571,671	520,221
FRB Ser. 04-AR12, Class A2B, 0.882s, 2044			674,818	608,348
FRB Ser. 05-AR11, Class A1B3, 0.822s, 2045			785,122	693,734

				11,254,953

Total mortgage-backed securities (cost $59,437,627)				$58,450,412

ASSET-BACKED SECURITIES (1.3%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-4, Class A, 1.402s, 2017			$1,143,000	$1,143,000
FRB Ser. 15-2, Class A, 1.235s, 2017			1,306,000	1,306,000
FRB Ser. 14-3, Class A, 1.056s, 2016			16,324,000	16,324,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			10,325,000	10,325,000

Total asset-backed securities (cost $29,098,000)				$29,098,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$217,000	$221,069

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,616,550	1,640,798

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			810,378	927,883

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	453,250

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	3,896	783,896

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$615,000	641,906

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			319,231	326,015

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			200,000	202,250

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)			300,000	252,750

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s, 2017 (Croatia)			200,000	207,400

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			200,000	208,832

Indonesia (Republic of) 144A sr. unsec. notes 5 1/4s, 2042 (Indonesia)			430,000	388,293

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			200,000	197,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			300,000	295,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			285,000	264,694

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			200,000	188,700

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			735,000	699,169

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85s, 2025 (Sri Lanka)			270,000	251,100

Venezuela (Bolivarian Republic of) sr. unsec. bonds 5 3/4s, 2016 (Venezuela)			670,000	597,368

Total foreign government and agency bonds and notes (cost $9,401,779)				$8,747,873

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

China Fortune Land Development Co., Ltd. 144A (China)	12/9/17	$0.00	141,500	$669,410

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	0.00	269,100	926,202

Kweichow Moutai Co., Ltd. 144A (China)	4/13/16	0.00	18,700	628,335

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	285,200	460,709

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	249,100	1,046,484

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	6/29/17	0.00	265,700	920,228

Total warrants (cost $4,670,425)				$4,651,368

INVESTMENT COMPANIES (0.2%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			18,073	$220,310

iShares MSCI EAFE ETF			34,497	2,026,699

iShares MSCI Emerging Markets ETF			42,300	1,361,637

Medley Capital Corp.			37,904	285,038

Solar Capital, Ltd.			15,119	248,405

Total investment companies (cost $4,372,854)				$4,142,089

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$391,491	$271,433

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			1,110,617	969,938

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			94,525	78,219

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			339,825	296,497

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			227,692	212,892

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			178,406	166,958

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			188,542	117,721

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			244,909	216,170

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			619,610	188,013

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			6,359	1,930

Total senior loans (cost $3,310,250)				$2,519,771

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,720	$170,419

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,607	117,156

Total preferred stocks (cost $262,119)				$287,575

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$87,000	$93,579

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018			83,000	129,117

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			63,000	31,067

Total convertible bonds and notes (cost $215,836)				$253,763

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,578	$180,323

Total convertible preferred stocks (cost $138,507)				$180,323

SHORT-TERM INVESTMENTS (22.0%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.30%, March 18, 2016			$10,492,000	$10,485,526

Federal Home Loan Banks unsec. discount notes 0.31%, January 26, 2016			29,050,000	29,047,327

Federal Home Loan Banks unsec. discount notes 0.40%, February 3, 2016			11,800,000	11,797,546

Putnam Cash Collateral Pool, LLC 0.44%(d)		Shares	32,303,546	32,303,546

Putnam Money Market Liquidity Fund 0.27%(AFF)		Shares	68,476,800	68,476,800

Putnam Short Term Investment Fund 0.33%(AFF)		Shares	308,152,265	308,152,265

SSgA Prime Money Market Fund Class N 0.19%(P)		Shares	341,000	341,000

U.S. Treasury Bills 0.03%, February 4, 2016(SEG)(SEGSF)			$2,435,000	2,434,788

U.S. Treasury Bills 0.04%, April 28, 2016(SEG)(SEGSF)(SEGCCS)			117,000	116,902

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)(SEGSF)(SEGCCS)			13,932,000	13,924,789

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)(SEGCCS)			4,915,000	4,913,075

U.S. Treasury Bills 0.08%, February 11, 2016(SEG)(SEGCCS)			1,207,000	1,206,832

U.S. Treasury Bills 0.08%, February 18, 2016(SEG)(SEGSF)(SEGCCS)			3,533,000	3,532,506

U.S. Treasury Bills 0.12%, January 14, 2016(SEG)(SEGSF)(SEGCCS)			1,149,000	1,148,964

U.S. Treasury Bills 0.26%, April 21, 2016(SEGSF)			110,000	109,932

Total short-term investments (cost $487,992,008)				$487,991,798

TOTAL INVESTMENTS

Total investments (cost $2,300,701,605)(b)				$2,375,576,691

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $142,441,819) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/20/16	$1,114,172	$1,115,025	$853
	Canadian Dollar	Sell	1/20/16	4,008,860	4,133,725	124,865
	Euro	Sell	3/16/16	2,219,748	2,214,295	(5,453)
	Mexican Peso	Sell	1/20/16	185,478	199,452	13,974
	New Taiwan Dollar	Sell	2/17/16	18,008	18,158	150
	New Zealand Dollar	Buy	1/20/16	187,785	127,314	60,471
	Norwegian Krone	Sell	3/16/16	2,223,289	2,262,448	39,159
	Swedish Krona	Buy	3/16/16	1,113,599	1,124,802	(11,203)
Barclays Bank PLC
	Australian Dollar	Buy	1/20/16	1,023,224	969,123	54,101
	British Pound	Buy	3/16/16	1,720,890	1,766,326	(45,436)
	Canadian Dollar	Sell	1/20/16	1,155,703	1,102,192	(53,511)
	Euro	Sell	3/16/16	2,054,375	1,934,394	(119,981)
	Hong Kong Dollar	Buy	2/17/16	1,007,231	1,007,183	48
	Mexican Peso	Buy	1/20/16	1,695,865	1,705,905	(10,040)
	New Zealand Dollar	Buy	1/20/16	756,949	692,084	64,865
	Singapore Dollar	Buy	2/17/16	2,316,729	2,341,686	(24,957)
	Swedish Krona	Buy	3/16/16	39,006	32,321	6,685
	Swiss Franc	Buy	3/16/16	3,263,645	3,183,705	79,940
Citibank, N.A.
	Canadian Dollar	Sell	1/20/16	2,194,108	2,194,497	389
	Danish Krone	Buy	3/16/16	1,117,615	1,094,620	22,995
	Japanese Yen	Buy	2/17/16	1,138,518	1,118,928	19,590
	Japanese Yen	Sell	2/17/16	1,142,593	1,115,769	(26,824)
	Mexican Peso	Buy	1/20/16	2,173,292	2,193,483	(20,191)
	New Zealand Dollar	Buy	1/20/16	1,160,877	1,133,563	27,314
	Singapore Dollar	Sell	2/17/16	2,193,906	2,194,081	175
Credit Suisse International
	Australian Dollar	Buy	1/20/16	2,673,184	2,486,597	186,587
	British Pound	Buy	3/16/16	10,638,057	10,892,168	(254,111)
	Canadian Dollar	Sell	1/20/16	1,227,903	1,166,312	(61,591)
	Chinese Yuan	Sell	2/17/16	11,661,198	11,821,324	160,126
	Euro	Sell	3/16/16	434,936	309,809	(125,127)
	Indian Rupee	Sell	2/17/16	131,283	114,931	(16,352)
	New Taiwan Dollar	Sell	2/17/16	2,206,988	2,191,517	(15,471)
	New Zealand Dollar	Sell	1/20/16	20,159	18,791	(1,368)
	Norwegian Krone	Sell	3/16/16	394,186	387,480	(6,706)
	Swiss Franc	Buy	3/16/16	2,187,614	2,135,319	52,295
Deutsche Bank AG
	Czech Koruna	Sell	3/16/16	2,062,145	2,020,964	(41,181)
	Norwegian Krone	Sell	3/16/16	1,462,643	1,496,852	34,209
Goldman Sachs International
	British Pound	Buy	3/16/16	922,959	944,171	(21,212)
	Canadian Dollar	Buy	1/20/16	1,483,891	1,565,942	(82,051)
	Euro	Sell	3/16/16	645,925	603,117	(42,808)
	Japanese Yen	Buy	2/17/16	753,088	705,280	47,808
	New Taiwan Dollar	Sell	2/17/16	2,206,985	2,204,903	(2,082)
	Singapore Dollar	Sell	2/17/16	2,193,836	2,194,582	746
HSBC Bank USA, National Association
	British Pound	Sell	3/16/16	2,208,761	2,251,360	42,599
	Canadian Dollar	Sell	1/20/16	947,126	990,013	42,887
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/20/16	36,335	37,886	1,551
	Canadian Dollar	Sell	1/20/16	2,635,474	2,655,461	19,987
	Euro	Sell	3/16/16	226,014	221,140	(4,874)
	Indian Rupee	Buy	2/17/16	2,011,964	2,008,257	3,707
	Japanese Yen	Sell	2/17/16	969,784	968,280	(1,504)
	Malaysian Ringgit	Sell	2/17/16	516,424	514,838	(1,586)
	Mexican Peso	Buy	1/20/16	529,747	636,394	(106,647)
	New Taiwan Dollar	Sell	2/17/16	2,037,733	2,054,514	16,781
	New Zealand Dollar	Buy	1/20/16	919,313	856,830	62,483
	Norwegian Krone	Sell	3/16/16	2,828,116	2,881,506	53,390
	Singapore Dollar	Sell	2/17/16	2,100,663	2,109,632	8,969
	South Korean Won	Sell	2/17/16	3,257,174	3,213,431	(43,743)
	Swedish Krona	Buy	3/16/16	1,380,255	1,341,343	38,912
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/20/16	1,100,847	1,118,854	(18,007)
	British Pound	Buy	3/16/16	1,320,008	1,329,159	(9,151)
	Canadian Dollar	Sell	1/20/16	1,853,490	1,815,403	(38,087)
	Euro	Sell	3/16/16	5,064,736	4,916,875	(147,861)
	Japanese Yen	Buy	2/17/16	258,677	247,360	11,317
	New Zealand Dollar	Buy	1/20/16	2,093,584	2,238,429	(144,845)
	Norwegian Krone	Sell	3/16/16	726,744	740,759	14,015
	Swedish Krona	Sell	3/16/16	1,228,564	1,218,377	(10,187)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/16	1,388,256	1,337,181	51,075
	Canadian Dollar	Sell	1/20/16	956,448	984,910	28,462
	Euro	Buy	3/16/16	1,720,798	1,684,196	36,602
	Japanese Yen	Sell	2/17/16	2,043,095	2,039,435	(3,660)
	South Korean Won	Sell	2/17/16	2,215,897	2,219,889	3,992
	Swedish Krona	Buy	3/16/16	236,553	229,872	6,681
UBS AG
	Australian Dollar	Buy	1/20/16	4,157,776	4,043,706	114,070
	British Pound	Buy	3/16/16	798,374	825,241	(26,867)
	Canadian Dollar	Buy	1/20/16	157,697	147,159	10,538
	Euro	Sell	3/16/16	90,797	88,844	(1,953)
	Japanese Yen	Buy	2/17/16	2,221,543	2,206,331	15,212
WestPac Banking Corp.
	Canadian Dollar	Sell	1/20/16	2,227,426	2,219,342	(8,084)
	Euro	Sell	3/16/16	2,296,393	2,246,489	(49,904)
	Japanese Yen	Buy	2/17/16	4,310,618	4,302,854	7,764
	New Zealand Dollar	Buy	1/20/16	1,357,615	1,265,131	92,484

Total						$76,207

FUTURES CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	431	$15,372,532	Mar-16	$188,527
Russell 2000 Index Mini (Short)	46	5,204,900	Mar-16	25,668
S&P 500 Index (Long)	52	26,460,200	Mar-16	(88,795)
S&P 500 Index E-Mini (Long)	2,673	272,031,210	Mar-16	411,304
S&P 500 Index E-Mini (Short)	155	15,774,350	Mar-16	(13,259)
S&P Mid Cap 400 Index E-Mini (Long)	404	56,297,400	Mar-16	(203,662)
U.S. Treasury Bond 30 yr (Long)	49	7,533,750	Mar-16	6,002
U.S. Treasury Bond Ultra 30 yr (Long)	91	14,440,563	Mar-16	84,296
U.S. Treasury Bond Ultra 30 yr (Short)	6	952,125	Mar-16	(4,662)
U.S. Treasury Note 2 yr (Long)	224	48,660,500	Mar-16	(76,789)
U.S. Treasury Note 2 yr (Short)	168	36,495,375	Mar-16	61,494
U.S. Treasury Note 5 yr (Long)	380	44,961,719	Mar-16	(122,865)
U.S. Treasury Note 5 yr (Short)	424	50,167,813	Mar-16	148,219
U.S. Treasury Note 10 yr (Long)	155	19,515,469	Mar-16	(90,105)

Total				$325,373

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/15 (premiums $553,651) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	$340,078

Total			$340,078

TBA SALE COMMITMENTS OUTSTANDING at 12/31/15 (proceeds receivable $23,027,930) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, January 1, 2046	$1,000,000	1/13/16	$1,031,484
Federal National Mortgage Association, 3s, January 1, 2046	22,000,000	1/13/16	21,994,844

Total			$23,026,328

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$1,146,000		$(16)	9/29/25	2.162%	3 month USD-LIBOR-BBA	$(6,082)
	728,000		(10)	9/30/25	2.07%	3 month USD-LIBOR-BBA	2,375
	778,000		(10)	11/12/25	2.2225%	3 month USD-LIBOR-BBA	(5,753)
	34,656,000	(E)	(14,773)	3/16/21	1.70%	3 month USD-LIBOR-BBA	141,250
	23,200,000	(E)	(2,519)	3/16/21	3 month USD-LIBOR-BBA	1.70%	(106,967)
	32,992,000	(E)	30,182	3/16/26	2.20%	3 month USD-LIBOR-BBA	117,413
	7,000,000	(E)	(6,601)	3/16/26	3 month USD-LIBOR-BBA	2.20%	(25,109)
	3,000,000	(E)	(23,001)	3/16/46	3 month USD-LIBOR-BBA	2.65%	(14,715)
	2,890,000	(E)	18,741	3/16/46	2.65%	3 month USD-LIBOR-BBA	10,759
	59,090,000	(E)	60,956	3/16/18	1.20%	3 month USD-LIBOR-BBA	166,726
	32,300,000	(E)	(33,867)	3/16/18	3 month USD-LIBOR-BBA	1.20%	(91,684)

	Total		$29,082	$188,213
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$62,210	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$100
	1,068,306	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,215
	2,588	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	10
	358,638	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	166
	47,811	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(90)
	290,713	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(710)
	69,411	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	147
	371,832	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	40
	551,204	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(32)
	1,473,612	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(85)
	443,688	(207)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,550)
Citibank, N.A.
	508,434	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(29)
baskets	725	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	776,089
units	16,515	—	11/23/16	3 month USD-LIBOR-BBA plus 0.10%	Russell 1000 Total Return Index	(1,084,802)
Credit Suisse International
	$1,878,829	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	576
	202,332	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	872
Goldman Sachs International
	100,397	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	377
	17,153	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	63
	154,023	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	247
	154,023	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	247
	1,550,833	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,215
	731,238	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,974
	25,459	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(90)
	30,574	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(108)
	577,119	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,041)
baskets	72,273	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	11,476
shares	159,000	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	11,226
shares	36,900	—	12/15/20	1 month USD-LIBOR-BBA	Engro Corp., Ltd.	2,605

Total		$(207)	$(277,892)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,367	$20,000	5/11/63	300 bp	$751
	CMBX NA BBB- Index	BBB-/P	2,591	43,000	5/11/63	300 bp	1,266
	CMBX NA BBB- Index	BBB-/P	5,309	86,000	5/11/63	300 bp	2,659
	CMBX NA BBB- Index	BBB-/P	5,073	89,000	5/11/63	300 bp	2,330
	Credit Suisse International
	CMBX NA BB Index	—	(22,754)	1,289,000	5/11/63	(500 bp)	32,324
	CMBX NA BBB- Index	BBB-/P	3,319	303,000	5/11/63	300 bp	(6,018)
	CMBX NA BBB- Index	BBB-/P	7,846	542,000	5/11/63	300 bp	(8,857)
	CMBX NA BBB- Index	BBB-/P	12,621	961,000	5/11/63	300 bp	(16,993)
	CMBX NA BBB- Index	BBB-/P	1,470	51,000	1/17/47	300 bp	(1,382)
	CMBX NA BBB- Index	BBB-/P	2,053	51,000	1/17/47	300 bp	(799)
	CMBX NA BBB- Index	BBB-/P	2,194	52,000	1/17/47	300 bp	(714)
	CMBX NA BBB- Index	BBB-/P	4,462	76,000	1/17/47	300 bp	212
	CMBX NA BBB- Index	BBB-/P	4,439	154,000	1/17/47	300 bp	(4,172)
	CMBX NA BBB- Index	BBB-/P	8,796	210,000	1/17/47	300 bp	(2,947)
	CMBX NA BBB- Index	BBB-/P	9,717	273,000	1/17/47	300 bp	(5,549)
	CMBX NA BBB- Index	BBB-/P	14,886	434,000	1/17/47	300 bp	(9,381)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(242)	35,000	5/11/63	300 bp	(1,321)
	CMBX NA BBB- Index	BBB-/P	25	7,000	1/17/47	300 bp	(366)
	CMBX NA BBB- Index	BBB-/P	25	7,000	1/17/47	300 bp	(366)
	CMBX NA BBB- Index	BBB-/P	56	13,000	1/17/47	300 bp	(671)
	CMBX NA BBB- Index	BBB-/P	46	13,000	1/17/47	300 bp	(681)
	CMBX NA BBB- Index	BBB-/P	46	13,000	1/17/47	300 bp	(681)
	CMBX NA BB Index	—	(1,514)	177,000	5/11/63	(500 bp)	6,049
	CMBX NA BB Index	—	(1,177)	111,000	5/11/63	(500 bp)	3,566
	CMBX NA BB Index	—	554	54,000	5/11/63	(500 bp)	2,861
	CMBX NA BB Index	—	63	52,000	5/11/63	(500 bp)	2,285
	CMBX NA BB Index	—	1,085	48,000	5/11/63	(500 bp)	3,136
	CMBX NA BB Index	—	(336)	35,000	5/11/63	(500 bp)	1,159
	CMBX NA BB Index	—	(92)	46,000	1/17/47	(500 bp)	2,904
	CMBX NA BBB- Index	BBB-/P	(131)	14,000	5/11/63	300 bp	(562)
	CMBX NA BBB- Index	BBB-/P	(371)	37,000	5/11/63	300 bp	(1,511)
	CMBX NA BBB- Index	BBB-/P	(152)	38,000	5/11/63	300 bp	(1,324)
	CMBX NA BBB- Index	BBB-/P	(313)	39,000	5/11/63	300 bp	(1,515)
	CMBX NA BBB- Index	BBB-/P	(783)	47,000	5/11/63	300 bp	(2,232)
	CMBX NA BBB- Index	BBB-/P	418	70,000	5/11/63	300 bp	(1,740)
	CMBX NA BBB- Index	BBB-/P	971	85,000	5/11/63	300 bp	(1,648)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(3,676)
	CMBX NA BBB- Index	BBB-/P	1,075	51,000	1/17/47	300 bp	(1,777)
	CMBX NA BBB- Index	BBB-/P	2,244	52,000	1/17/47	300 bp	(664)
	CMBX NA BBB- Index	BBB-/P	2,093	52,000	1/17/47	300 bp	(814)
	CMBX NA BBB- Index	BBB-/P	2,093	52,000	1/17/47	300 bp	(814)
	CMBX NA BBB- Index	BBB-/P	2,203	53,000	1/17/47	300 bp	(760)
	CMBX NA BBB- Index	BBB-/P	2,303	76,000	1/17/47	300 bp	(1,947)
	CMBX NA BBB- Index	BBB-/P	2,665	89,000	1/17/47	300 bp	(2,312)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(554)	103,000	5/11/63	(300 bp)	2,620
	CMBX NA BBB- Index	—	(2,423)	101,000	5/11/63	(300 bp)	689
	CMBX NA BBB- Index	—	(1,314)	51,000	5/11/63	(300 bp)	258
	CMBX NA BBB- Index	BBB-/P	2,822	51,000	1/17/47	300 bp	(30)
	CMBX NA BBB- Index	BBB-/P	5,327	101,000	1/17/47	300 bp	(321)
	CMBX NA BBB- Index	BBB-/P	2,693	103,000	1/17/47	300 bp	(3,067)

	Total		$81,891	$(22,543)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received
			received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

	NA HY Series 25 Index	B+/P	$(87,332)	$15,161,000	12/20/20	500 bp	$87,593
	NA IG Series 25 Index	BBB+/P	(241,090)	42,700,000	12/20/20	100 bp	5,227

	Total		$(328,422)	$92,820

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,213,180,172.
(b)	The aggregate identified cost on a tax basis is $2,304,336,832, resulting in gross unrealized appreciation and depreciation of $186,664,344 and $115,424,485 respectively, or net unrealized appreciation of $71,239,859.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $433,905, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$106,910,629	$81,048,500	$119,482,329	$36,949	$68,476,800
	Putnam Short Term Investment Fund*	270,178,797	117,922,247	79,948,779	137,219	308,152,265
	Totals	$377,089,426	$198,970,747	$199,431,108	$174,168	$376,629,065
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $32,303,546, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $31,236,227.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $226,733,227 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.6%
	United Kingdom	3.1
	Japan	3.0
	France	1.9
	China	1.5
	Germany	1.1
	Switzerland	0.9
	South Korea	0.9
	Netherlands	0.6
	Australia	0.6
	Taiwan	0.6
	Canada	0.5
	Spain	0.5
	Mexico	0.5
	India	0.5
	Other	4.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $109,977 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,223,370 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $930,704 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$34,480,618	$29,659,844	$—
Capital goods	77,073,459	14,178,133	—
Communication services	29,768,194	24,975,003	—
Conglomerates	232,797	2,159,691	—
Consumer cyclicals	153,884,574	63,860,262	—
Consumer staples	88,530,090	34,785,309	160,120
Energy	66,586,003	20,479,034	250
Financials	187,251,952	81,811,778	273,785
Health care	156,625,931	36,636,181	—
Technology	196,018,865	27,794,149	—
Transportation	30,364,193	15,174,462	—
Utilities and power	30,125,552	14,291,810	—
Total common stocks	1,050,942,228	365,805,656	434,155
Asset-backed securities	—	—	29,098,000
Convertible bonds and notes	—	253,763	—
Convertible preferred stocks	—	180,323	—
Corporate bonds and notes	—	230,553,726	595,656
Foreign government and agency bonds and notes	—	8,747,873	—
Investment companies	4,142,089	—	—
Mortgage-backed securities	—	55,613,631	2,836,781
Preferred stocks	170,419	117,156	—
Senior loans	—	2,519,771	—
U.S. government and agency mortgage obligations	—	130,672,394	—
U.S. treasury obligations	—	249,904	—
Warrants	—	4,651,368	—
Short-term investments	376,970,065	111,021,733	—

Totals by level	$1,432,224,801	$910,387,298	$32,964,592

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$76,207	$—
Futures contracts	325,373	—	—
Written swap options outstanding	—	(340,078)	—
TBA sale commitments	—	(23,026,328)	—
Interest rate swap contracts	—	159,131	—
Total return swap contracts	—	(277,685)	—
Credit default contracts	—	316,808	—

Totals by level	$325,373	$(23,091,945)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of December 31, 2015

Common stocks*:
Consumer staples	$164,635	$—	$—	$(4,515)	$—	$—	$—	$—	$160,120
Energy	998	—	—	(748)	—	—	—	—	250
Financials	215,514	—	—	58,271	—	—	—	—	273,785
Total common stocks	$381,147	$—	$—	$53,008	$—	$—	$—	$—	$434,155
Asset-backed securities	$29,098,000	$—	$—	$—	$—	$—	$—	$—	$29,098,000
Corporate bonds and notes	$595,656	—	—	—	—	—	—	—	$595,656
Mortgage-backed securities	$1,814,307	(83,798)	—	65,777	1,633,295	(13,477)	222	(579,545)	$2,836,781

Totals	$31,889,110	$(83,798)	$—	$118,785	$1,633,295	$(13,477)	$222	$(579,545)	$32,964,592

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes$118,785 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Level 3 securities which are fair valued by Putnam, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$507,555	$190,747
Foreign exchange contracts	1,680,823	1,604,616
Equity contracts	6,078,263	1,390,518
Interest rate contracts	669,955	839,591

Total	$8,936,596	$4,025,472

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written swap option contracts (contract amount)		$3,100,000
Futures contracts (number of contracts)		5,000
Forward currency contracts (contract amount)		$304,400,000
Centrally cleared interest rate swap contracts (notional)		$200,400,000
OTC total return swap contracts (notional)		$218,500,000
OTC credit default contracts (notional)		$6,700,000
Centrally cleared credit default contracts (notional)		$69,600,000
Warrants (number of warrants)		1,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$3,797	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,797
	OTC Total return swap contracts*#	—	2,678	—	776,089	1,448	—	31,430	—	—	—	—	—	—	—	—	811,645
	OTC Credit default contracts*#	—	—	—	—	55,078	—	23,377	—	—	7,858	—	—	—	—	—	86,313
	Centrally cleared credit default contracts§	—	—	21,609	—	—	—	—	—	—	—	—	—	—	—	—	21,609
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	358,894	—	—	—	—	358,894
	Forward currency contracts#	239,472	205,639	—	70,463	399,008	34,209	48,554	85,486	205,780	—	—	25,332	126,812	139,820	100,248	1,680,823
	Purchased swap options#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	Total Assets	$239,472	$208,317	$25,406	$846,552	$455,534	$34,209	$103,361	$85,486	$205,780	$7,858	$358,894	$25,332	$126,812	$139,820	$100,248	$2,963,081

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	145,386	—	—	—		—	—	—	—	—	—	—	—	145,386
	OTC Total return swap contracts*#	—	2,260	—	1,084,831	—	—	2,239	—	—	—	—	—	—	—	—	1,089,330
	OTC Credit default contracts*#	7,334	—	—	—	128,403	—	40,750	—	—	14,260	—	—	—	—	—	190,747
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	3,346,986	—	—	—	—	3,346,986
	Forward currency contracts#	16,656	253,925	—	47,015	480,726	41,181	148,153	—	158,354	—	—	368,138	3,660	28,820	57,988	1,604,616
	Written swap options#	—	—	—	—	—	—	—	—	340,078	—	—	—	—	—	—	340,078

	Total Liabilities	$23,990	$256,185	$145,386	$1,131,846	$609,129	$41,181	$191,142	$—	$498,432	$14,260	$3,346,986	$368,138	$3,660	$28,820	$57,988	$6,717,143

	Total Financial and Derivative Net Assets	$215,482	$(47,868)	$(119,980)	$(285,294)	$(153,595)	$(6,972)	$(87,781)	$85,486	$(292,652)	$(6,402)	$(2,988,092)	$(342,806)	$123,152	$111,000	$42,260	$(3,754,062)
	Total collateral received (pledged)##†	$215,482	$—	$—	$71,000	$(129,909)	$—	$(87,781)	$85,486	$(292,652)	$—	$—	$(342,806)	$123,152	$109,977	$—
	Net amount	$—	$(47,868)	$(119,980)	$(356,294)	$(23,686)	$(6,972)	$—	$—	$—	$(6,402)	$(2,988,092)	$—	$—	$1,023	$42,260

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016